UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2005 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

1.818350.108

AFF5-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.4%
	Shares	Value
Commodity Funds - 3.5%
Fidelity Series Commodity Strategy Fund (a)	1,361,235	$ 10,699,307
Domestic Equity Funds - 21.9%
Fidelity Advisor Equity Growth Fund Institutional Class	121,552	8,861,124
Fidelity Advisor Growth & Income Fund Institutional Class	204,558	4,721,202
Fidelity Advisor Large Cap Fund Institutional Class	190,356	4,751,286
Fidelity Advisor Series Equity-Income Fund	561,817	6,449,659
Fidelity Advisor Series Mega Cap Fund	126,349	1,461,854
Fidelity Advisor Series Opportunistic Insights Fund	400,388	4,520,381
Fidelity Advisor Series Stock Selector Large Cap Value Fund	558,402	6,499,794
Fidelity Advisor Small Cap Fund Institutional Class	129,883	3,619,848
Fidelity Series 100 Index Fund	138,675	1,471,342
Fidelity Series All-Sector Equity Fund	891,112	11,753,769
Fidelity Series Large Cap Value Fund	556,086	6,695,270
Fidelity Series Real Estate Equity Fund	80,624	1,026,344
Fidelity Series Small Cap Opportunities Fund	331,606	4,188,182
TOTAL DOMESTIC EQUITY FUNDS		66,020,055
TOTAL DOMESTIC EQUITY FUNDS (Cost $66,179,358)		76,719,362
International Equity Funds - 8.8%

Developed International Equity Funds - 6.9%
Fidelity Series International Growth Fund	757,804	9,381,610
Fidelity Series International Small Cap Fund	142,850	1,968,468
Fidelity Series International Value Fund	966,383	9,441,566
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		20,791,644
Emerging Markets Equity Funds - 1.9%
Fidelity Series Emerging Markets Fund	374,036	5,823,740
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,652,069)		26,615,384
Bond Funds - 34.0%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	177,719	$ 1,809,176
Fidelity Series Floating Rate High Income Fund	328,080	3,454,685
Fidelity Series High Income Fund	1,421,180	14,467,617
Fidelity Series Real Estate Income Fund	122,600	1,389,056
TOTAL HIGH YIELD BOND FUNDS		21,120,534
Inflation-Protected Bond Funds - 8.9%
Fidelity Series Inflation-Protected Bond Index Fund	2,497,140	26,844,256
Investment Grade Bond Funds - 18.1%
Fidelity Series Investment Grade Bond Fund	4,893,618	54,710,643
TOTAL BOND FUNDS (Cost $101,439,627)		102,675,433
Short-Term Funds - 31.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,636,445	43,118,938
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)	52,897,960	52,897,960
TOTAL SHORT-TERM FUNDS (Cost $95,721,237)		96,016,898
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $286,992,291)		302,027,077
NET OTHER ASSETS (LIABILITIES) - 0.0%		(66,419)
NET ASSETS - 100%		$ 301,960,658
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $288,123,939. Net unrealized appreciation aggregated $13,903,138, of which $18,568,168 related to appreciated investment securities and $4,665,030 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2010 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

1.818354.108

AFF10-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.6%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund (a)	5,572,947	$ 43,803,364
Domestic Equity Funds - 30.6%
Fidelity Advisor Equity Growth Fund Institutional Class	499,588	36,419,931
Fidelity Advisor Growth & Income Fund Institutional Class	839,515	19,376,013
Fidelity Advisor Large Cap Fund Institutional Class	783,722	19,561,694
Fidelity Advisor Series Equity-Income Fund	2,343,179	26,899,696
Fidelity Advisor Series Mega Cap Fund	528,234	6,111,673
Fidelity Advisor Series Opportunistic Insights Fund	1,672,711	18,884,907
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2,326,243	27,077,469
Fidelity Advisor Small Cap Fund Institutional Class	533,267	14,862,141
Fidelity Series 100 Index Fund	567,668	6,022,960
Fidelity Series All-Sector Equity Fund	3,658,142	48,250,892
Fidelity Series Large Cap Value Fund	2,252,691	27,122,395
Fidelity Series Real Estate Equity Fund	314,617	4,005,068
Fidelity Series Small Cap Opportunities Fund	1,362,419	17,207,352
TOTAL DOMESTIC EQUITY FUNDS		271,802,191
TOTAL DOMESTIC EQUITY FUNDS (Cost $279,934,286)		315,605,555
International Equity Funds - 12.5%

Developed International Equity Funds - 9.9%
Fidelity Series International Growth Fund	3,189,659	39,487,982
Fidelity Series International Small Cap Fund	596,838	8,224,431
Fidelity Series International Value Fund	4,073,905	39,802,049
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		87,514,462
Emerging Markets Equity Funds - 2.6%
Fidelity Series Emerging Markets Fund	1,499,754	23,351,171
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $102,162,357)		110,865,633
Bond Funds - 38.5%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	528,595	$ 5,381,101
Fidelity Series Floating Rate High Income Fund	964,341	10,154,510
Fidelity Series High Income Fund	4,142,124	42,166,818
Fidelity Series Real Estate Income Fund	391,678	4,437,716
TOTAL HIGH YIELD BOND FUNDS		62,140,145
Inflation-Protected Bond Funds - 9.7%
Fidelity Series Inflation-Protected Bond Index Fund	8,029,812	86,320,477
Investment Grade Bond Funds - 21.8%
Fidelity Series Investment Grade Bond Fund	17,289,248	193,293,795
TOTAL BOND FUNDS (Cost $340,240,642)		341,754,417
Short-Term Funds - 13.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,769,679	53,658,015
Fidelity Institutional Money Market Portfolio Institutional Class0.08% (b)	65,575,784	65,575,784
TOTAL SHORT-TERM FUNDS (Cost $119,433,229)		119,233,799
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $841,770,514)		887,459,404
NET OTHER ASSETS (LIABILITIES) - 0.0%		(210,102)
NET ASSETS - 100%		$ 887,249,302
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $843,581,961. Net unrealized appreciation aggregated $43,877,443, of which $63,284,502 related to appreciated investment securities and $19,407,059 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2015 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

1.818355.108

AFF15-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Commodity Funds - 5.3%
Fidelity Series Commodity Strategy Fund (a)	12,756,828	$ 100,268,666
Domestic Equity Funds - 31.9%
Fidelity Advisor Equity Growth Fund Institutional Class	1,128,198	82,245,616
Fidelity Advisor Growth & Income Fund Institutional Class	1,895,393	43,745,666
Fidelity Advisor Large Cap Fund Institutional Class	1,770,969	44,203,386
Fidelity Advisor Series Equity-Income Fund	5,229,173	60,030,901
Fidelity Advisor Series Mega Cap Fund	1,175,148	13,596,460
Fidelity Advisor Series Opportunistic Insights Fund	3,725,408	42,059,858
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,191,784	60,432,364
Fidelity Advisor Small Cap Fund Institutional Class	1,206,794	33,633,354
Fidelity Series 100 Index Fund	1,276,666	13,545,424
Fidelity Series All-Sector Equity Fund	8,249,385	108,809,394
Fidelity Series Large Cap Value Fund	5,070,582	61,049,803
Fidelity Series Real Estate Equity Fund	702,550	8,943,455
Fidelity Series Small Cap Opportunities Fund	3,080,199	38,902,907
TOTAL DOMESTIC EQUITY FUNDS		611,198,588
TOTAL DOMESTIC EQUITY FUNDS (Cost $623,224,836)		711,467,254
International Equity Funds - 13.1%

Developed International Equity Funds - 10.4%
Fidelity Series International Growth Fund	7,294,981	90,311,867
Fidelity Series International Small Cap Fund	1,350,326	18,607,498
Fidelity Series International Value Fund	9,273,676	90,603,818
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		199,523,183
Emerging Markets Equity Funds - 2.7%
Fidelity Series Emerging Markets Fund	3,357,069	52,269,570
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $225,646,945)		251,792,753
Bond Funds - 39.6%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	1,115,239	$ 11,353,135
Fidelity Series Floating Rate High Income Fund	2,040,112	21,482,376
Fidelity Series High Income Fund	8,862,133	90,216,518
Fidelity Series Real Estate Income Fund	929,206	10,527,904
TOTAL HIGH YIELD BOND FUNDS		133,579,933
Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund	17,499,427	188,118,843
Investment Grade Bond Funds - 22.8%
Fidelity Series Investment Grade Bond Fund	39,137,318	437,555,209
TOTAL BOND FUNDS (Cost $754,543,029)		759,253,985
Short-Term Funds - 10.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	9,416,266	87,571,275
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)	105,373,282	105,373,282
TOTAL SHORT-TERM FUNDS (Cost $191,996,391)		192,944,557
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,795,411,201)		1,915,458,549
NET OTHER ASSETS (LIABILITIES) - 0.0%		(413,293)
NET ASSETS - 100%		$ 1,915,045,256
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,798,519,026. Net unrealized appreciation aggregated $116,939,523, of which $157,306,971 related to appreciated investment securities and $40,367,448 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2020 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

1.818359.108

AFF20-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.5%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund (a)	23,671,997	$ 186,061,898
Domestic Equity Funds - 34.8%
Fidelity Advisor Equity Growth Fund Institutional Class	2,079,604	151,603,100
Fidelity Advisor Growth & Income Fund Institutional Class	3,494,770	80,659,283
Fidelity Advisor Large Cap Fund Institutional Class	3,261,524	81,407,645
Fidelity Advisor Series Equity-Income Fund	9,640,678	110,674,982
Fidelity Advisor Series Mega Cap Fund	2,171,349	25,122,512
Fidelity Advisor Series Opportunistic Insights Fund	6,868,731	77,547,974
Fidelity Advisor Series Stock Selector Large Cap Value Fund	9,567,652	111,367,475
Fidelity Advisor Small Cap Fund Institutional Class	2,219,590	61,859,965
Fidelity Series 100 Index Fund	2,360,115	25,040,816
Fidelity Series All-Sector Equity Fund	15,243,860	201,066,511
Fidelity Series Large Cap Value Fund	9,391,780	113,077,029
Fidelity Series Real Estate Equity Fund	1,324,151	16,856,438
Fidelity Series Small Cap Opportunities Fund	5,668,447	71,592,482
TOTAL DOMESTIC EQUITY FUNDS		1,127,876,212
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,161,380,132)		1,313,938,110
International Equity Funds - 14.2%

Developed International Equity Funds - 11.2%
Fidelity Series International Growth Fund	13,308,294	164,756,682
Fidelity Series International Small Cap Fund	2,471,976	34,063,823
Fidelity Series International Value Fund	17,004,261	166,131,630
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		364,952,135
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	6,225,349	96,928,684
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $417,713,549)		461,880,819
Bond Funds - 38.0%
	Shares	Value
High Yield Bond Funds - 7.6%
Fidelity Series Emerging Markets Debt Fund	2,253,686	$ 22,942,524
Fidelity Series Floating Rate High Income Fund	3,362,212	35,404,094
Fidelity Series High Income Fund	16,591,511	168,901,587
Fidelity Series Real Estate Income Fund	1,690,966	19,158,642
TOTAL HIGH YIELD BOND FUNDS		246,406,847
Inflation-Protected Bond Funds - 8.2%
Fidelity Series Inflation-Protected Bond Index Fund	24,863,529	267,282,938
Investment Grade Bond Funds - 22.2%
Fidelity Series Investment Grade Bond Fund	64,385,009	719,824,408
TOTAL BOND FUNDS (Cost $1,241,671,625)		1,233,514,193
Short-Term Funds - 7.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	11,447,611	106,462,778
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)	130,613,497	130,613,497
TOTAL SHORT-TERM FUNDS (Cost $236,597,637)		237,076,275
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,057,362,943)		3,246,409,397
NET OTHER ASSETS (LIABILITIES) - 0.0%		(704,541)
NET ASSETS - 100%		$ 3,245,704,856
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $3,061,836,922. Net unrealized appreciation aggregated $184,572,475, of which $265,722,411 related to appreciated investment securities and $81,149,936 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2025 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

1.818367.108

AFF25-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.5%
	Shares	Value
Commodity Funds - 6.9%
Fidelity Series Commodity Strategy Fund (a)	25,834,284	$ 203,057,473
Domestic Equity Funds - 42.6%
Fidelity Advisor Equity Growth Fund Institutional Class	2,308,847	168,314,935
Fidelity Advisor Growth & Income Fund Institutional Class	3,869,587	89,310,072
Fidelity Advisor Large Cap Fund Institutional Class	3,612,431	90,166,274
Fidelity Advisor Series Equity-Income Fund	10,556,880	121,192,980
Fidelity Advisor Series Mega Cap Fund	2,360,982	27,316,559
Fidelity Advisor Series Opportunistic Insights Fund	7,536,935	85,091,994
Fidelity Advisor Series Stock Selector Large Cap Value Fund	10,489,823	122,101,542
Fidelity Advisor Small Cap Fund Institutional Class	2,463,202	68,649,438
Fidelity Series 100 Index Fund	2,619,105	27,788,701
Fidelity Series All-Sector Equity Fund	16,869,348	222,506,706
Fidelity Series Large Cap Value Fund	10,356,877	124,696,796
Fidelity Series Real Estate Equity Fund	1,432,719	18,238,513
Fidelity Series Small Cap Opportunities Fund	6,297,974	79,543,408
TOTAL DOMESTIC EQUITY FUNDS		1,244,917,918
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,294,538,852)		1,447,975,391
International Equity Funds - 17.5%

Developed International Equity Funds - 13.8%
Fidelity Series International Growth Fund	14,775,457	182,920,162
Fidelity Series International Small Cap Fund	2,776,165	38,255,560
Fidelity Series International Value Fund	18,894,626	184,600,499
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		405,776,221

	Shares	Value
Emerging Markets Equity Funds - 3.7%
Fidelity Series Emerging Markets Fund	6,898,931	$ 107,416,350
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $467,272,476)		513,192,571
Bond Funds - 32.1%

High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund	1,974,327	20,098,648
Fidelity Series Floating Rate High Income Fund	2,527,126	26,610,632
Fidelity Series High Income Fund	19,844,884	202,020,915
Fidelity Series Real Estate Income Fund	1,360,513	15,414,608
TOTAL HIGH YIELD BOND FUNDS		264,144,803
Inflation-Protected Bond Funds - 5.5%
Fidelity Series Inflation-Protected Bond Index Fund	14,981,451	161,050,601
Investment Grade Bond Funds - 17.6%
Fidelity Series Investment Grade Bond Fund	45,964,383	513,881,805
TOTAL BOND FUNDS (Cost $945,188,164)		939,077,209
Short-Term Funds - 0.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,263,923	11,754,481
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)	14,431,663	14,431,663
TOTAL SHORT-TERM FUNDS (Cost $26,218,564)		26,186,144
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,733,218,056)	2,926,431,315
NET OTHER ASSETS (LIABILITIES) - 0.0%	(599,412)
NET ASSETS - 100%	$ 2,925,831,903
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $2,737,646,699. Net unrealized appreciation aggregated $188,784,616, of which $268,907,410 related to appreciated investment securities and $80,122,794 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2030 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

1.818364.108

AFF30-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.1%
	Shares	Value
Commodity Funds - 7.3%
Fidelity Series Commodity Strategy Fund (a)	27,417,823	$ 215,504,090
Domestic Equity Funds - 44.8%
Fidelity Advisor Equity Growth Fund Institutional Class	2,452,349	178,776,218
Fidelity Advisor Growth & Income Fund Institutional Class	4,117,888	95,040,848
Fidelity Advisor Large Cap Fund Institutional Class	3,849,330	96,079,289
Fidelity Advisor Series Equity-Income Fund	11,167,435	128,202,156
Fidelity Advisor Series Mega Cap Fund	2,486,031	28,763,381
Fidelity Advisor Series Opportunistic Insights Fund	7,962,245	89,893,748
Fidelity Advisor Series Stock Selector Large Cap Value Fund	11,103,207	129,241,328
Fidelity Advisor Small Cap Fund Institutional Class	2,625,122	73,162,153
Fidelity Series 100 Index Fund	2,772,580	29,417,074
Fidelity Series All-Sector Equity Fund	17,902,356	236,132,075
Fidelity Series Large Cap Value Fund	11,008,060	132,537,038
Fidelity Series Real Estate Equity Fund	1,511,156	19,237,011
Fidelity Series Small Cap Opportunities Fund	6,699,932	84,620,146
TOTAL DOMESTIC EQUITY FUNDS		1,321,102,465
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,376,556,618)		1,536,606,555
International Equity Funds - 18.5%

Developed International Equity Funds - 14.6%
Fidelity Series International Growth Fund	15,648,582	193,729,450
Fidelity Series International Small Cap Fund	2,935,525	40,451,532
Fidelity Series International Value Fund	19,975,872	195,164,272
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		429,345,254

	Shares	Value
Emerging Markets Equity Funds - 3.9%
Fidelity Series Emerging Markets Fund	7,412,230	$ 115,408,422
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $497,054,432)		544,753,676
Bond Funds - 29.4%

High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund	1,999,235	20,352,215
Fidelity Series Floating Rate High Income Fund	2,353,434	24,781,655
Fidelity Series High Income Fund	20,223,084	205,870,998
Fidelity Series Real Estate Income Fund	1,243,982	14,094,314
TOTAL HIGH YIELD BOND FUNDS		265,099,182
Inflation-Protected Bond Funds - 2.7%
Fidelity Series Inflation-Protected Bond Index Fund	7,432,280	79,897,010
Investment Grade Bond Funds - 17.7%
Fidelity Series Investment Grade Bond Fund	46,545,616	520,379,990
TOTAL BOND FUNDS (Cost $877,827,849)		865,376,182
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,751,438,899)		2,946,736,413
NET OTHER ASSETS (LIABILITIES) - 0.0%		(614,348)
NET ASSETS - 100%		$ 2,946,122,065
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $2,755,654,306. Net unrealized appreciation aggregated $191,082,107, of which $276,586,756 related to appreciated investment securities and $85,504,649 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2035 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

1.818365.108

AFF35-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.0%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund (a)	23,071,301	$ 181,340,429
Domestic Equity Funds - 51.4%
Fidelity Advisor Equity Growth Fund Institutional Class	2,021,438	147,362,795
Fidelity Advisor Growth & Income Fund Institutional Class	3,385,443	78,136,035
Fidelity Advisor Large Cap Fund Institutional Class	3,158,248	78,829,871
Fidelity Advisor Series Equity-Income Fund	9,111,563	104,600,739
Fidelity Advisor Series Mega Cap Fund	2,022,194	23,396,790
Fidelity Advisor Series Opportunistic Insights Fund	6,478,102	73,137,777
Fidelity Advisor Series Stock Selector Large Cap Value Fund	9,067,165	105,541,801
Fidelity Advisor Small Cap Fund Institutional Class	2,154,335	60,041,320
Fidelity Series 100 Index Fund	2,286,739	24,262,300
Fidelity Series All-Sector Equity Fund	14,747,256	194,516,307
Fidelity Series Large Cap Value Fund	9,053,902	109,008,983
Fidelity Series Real Estate Equity Fund	1,244,893	15,847,483
Fidelity Series Small Cap Opportunities Fund	5,512,043	69,617,109
TOTAL DOMESTIC EQUITY FUNDS		1,084,299,310
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,143,356,481)		1,265,639,739
International Equity Funds - 21.3%

Developed International Equity Funds - 16.7%
Fidelity Series International Growth Fund	12,898,706	159,685,983
Fidelity Series International Small Cap Fund	2,393,351	32,980,383
Fidelity Series International Value Fund	16,345,971	159,700,133
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		352,366,499

	Shares	Value
Emerging Markets Equity Funds - 4.6%
Fidelity Series Emerging Markets Fund	6,207,686	$ 96,653,668
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $411,901,469)		449,020,167
Bond Funds - 18.7%

High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund	1,401,241	14,264,635
Fidelity Series Floating Rate High Income Fund	1,503,057	15,827,187
Fidelity Series High Income Fund	14,239,330	144,956,379
Fidelity Series Real Estate Income Fund	800,822	9,073,311
TOTAL HIGH YIELD BOND FUNDS		184,121,512
Investment Grade Bond Funds - 10.0%
Fidelity Series Investment Grade Bond Fund	18,947,150	211,829,138
TOTAL BOND FUNDS (Cost $398,319,518)		395,950,650
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,953,577,468)		2,110,610,556
NET OTHER ASSETS (LIABILITIES) - 0.0%		(412,551)
NET ASSETS - 100%		$ 2,110,198,005
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,957,463,273. Net unrealized appreciation aggregated $153,147,283, of which $214,769,607 related to appreciated investment securities and $61,622,324 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2040 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

1.818366.108

AFF40-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.1%
	Shares	Value
Commodity Funds - 8.7%
Fidelity Series Commodity Strategy Fund (a)	22,756,480	$ 178,865,930
Domestic Equity Funds - 52.4%
Fidelity Advisor Equity Growth Fund Institutional Class	2,002,602	145,989,691
Fidelity Advisor Growth & Income Fund Institutional Class	3,342,071	77,135,008
Fidelity Advisor Large Cap Fund Institutional Class	3,117,474	77,812,146
Fidelity Advisor Series Equity-Income Fund	9,103,848	104,512,171
Fidelity Advisor Series Mega Cap Fund	2,024,308	23,421,239
Fidelity Advisor Series Opportunistic Insights Fund	6,484,367	73,208,501
Fidelity Advisor Series Stock Selector Large Cap Value Fund	9,032,139	105,134,102
Fidelity Advisor Small Cap Fund Institutional Class	2,131,961	59,417,761
Fidelity Series 100 Index Fund	2,257,750	23,954,729
Fidelity Series All-Sector Equity Fund	14,575,007	192,244,337
Fidelity Series Large Cap Value Fund	8,895,735	107,104,649
Fidelity Series Real Estate Equity Fund	1,214,472	15,460,223
Fidelity Series Small Cap Opportunities Fund	5,461,474	68,978,420
TOTAL DOMESTIC EQUITY FUNDS		1,074,372,977
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,148,236,572)		1,253,238,907
International Equity Funds - 21.7%

Developed International Equity Funds - 17.0%
Fidelity Series International Growth Fund	12,777,122	158,180,774
Fidelity Series International Small Cap Fund	2,360,894	32,533,115
Fidelity Series International Value Fund	16,206,461	158,337,122
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		349,051,011

	Shares	Value
Emerging Markets Equity Funds - 4.7%
Fidelity Series Emerging Markets Fund	6,243,081	$ 97,204,774
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $408,486,067)		446,255,785
Bond Funds - 17.2%

High Yield Bond Funds - 8.7%
Fidelity Series Emerging Markets Debt Fund	1,374,572	13,993,138
Fidelity Series Floating Rate High Income Fund	1,333,025	14,036,752
Fidelity Series High Income Fund	14,000,288	142,522,935
Fidelity Series Real Estate Income Fund	716,554	8,118,559
TOTAL HIGH YIELD BOND FUNDS		178,671,384
Investment Grade Bond Funds - 8.5%
Fidelity Series Investment Grade Bond Fund	15,544,887	173,791,838
TOTAL BOND FUNDS (Cost $355,619,168)		352,463,222
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,912,341,807)		2,051,957,914
NET OTHER ASSETS (LIABILITIES) - 0.0%		(435,870)
NET ASSETS - 100%		$ 2,051,522,044
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,916,465,126. Net unrealized appreciation aggregated $135,492,788, of which $196,485,838 related to appreciated investment securities and $60,993,050 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2045 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

1.833434.107

AFF45-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.7%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund (a)	10,774,992	$ 84,691,434
Domestic Equity Funds - 53.7%
Fidelity Advisor Equity Growth Fund Institutional Class	953,377	69,501,197
Fidelity Advisor Growth & Income Fund Institutional Class	1,606,382	37,075,297
Fidelity Advisor Large Cap Fund Institutional Class	1,501,583	37,479,503
Fidelity Advisor Series Equity-Income Fund	4,154,168	47,689,844
Fidelity Advisor Series Mega Cap Fund	923,375	10,683,445
Fidelity Advisor Series Opportunistic Insights Fund	2,954,920	33,361,051
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,140,842	48,199,396
Fidelity Advisor Small Cap Fund Institutional Class	1,020,858	28,451,306
Fidelity Series 100 Index Fund	1,084,892	11,510,708
Fidelity Series All-Sector Equity Fund	6,951,199	91,686,308
Fidelity Series Large Cap Value Fund	4,294,809	51,709,500
Fidelity Series Real Estate Equity Fund	585,829	7,457,597
Fidelity Series Small Cap Opportunities Fund	2,611,454	32,982,663
TOTAL DOMESTIC EQUITY FUNDS		507,787,815
TOTAL DOMESTIC EQUITY FUNDS (Cost $514,868,480)		592,479,249
International Equity Funds - 22.3%

Developed International Equity Funds - 17.5%
Fidelity Series International Growth Fund	6,065,255	75,087,859
Fidelity Series International Small Cap Fund	1,112,762	15,333,866
Fidelity Series International Value Fund	7,658,241	74,821,014
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		165,242,739

	Shares	Value
Emerging Markets Equity Funds - 4.8%
Fidelity Series Emerging Markets Fund	2,948,654	$ 45,910,542
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $194,991,825)		211,153,281
Bond Funds - 15.0%

High Yield Bond Funds - 10.4%
Fidelity Series Emerging Markets Debt Fund	612,086	6,231,033
Fidelity Series Floating Rate High Income Fund	291,110	3,065,386
Fidelity Series High Income Fund	8,446,917	85,989,613
Fidelity Series Real Estate Income Fund	276,790	3,136,034
TOTAL HIGH YIELD BOND FUNDS		98,422,066
Investment Grade Bond Funds - 4.6%
Fidelity Series Investment Grade Bond Fund	3,919,766	43,822,988
TOTAL BOND FUNDS (Cost $142,075,510)		142,245,054
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $851,935,815)		945,877,584
NET OTHER ASSETS (LIABILITIES) - 0.0%		(170,997)
NET ASSETS - 100%		$ 945,706,587
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $854,131,369. Net unrealized appreciation aggregated $91,746,215, of which $118,187,877 related to appreciated investment securities and $26,441,662 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2050 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

1.833438.107

AFF50-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.1%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund (a)	7,934,662	$ 62,366,443
Domestic Equity Funds - 54.1%
Fidelity Advisor Equity Growth Fund Institutional Class	701,542	51,142,448
Fidelity Advisor Growth & Income Fund Institutional Class	1,174,436	27,105,984
Fidelity Advisor Large Cap Fund Institutional Class	1,094,969	27,330,425
Fidelity Advisor Series Equity-Income Fund	3,148,679	36,146,831
Fidelity Advisor Series Mega Cap Fund	700,146	8,100,693
Fidelity Advisor Series Opportunistic Insights Fund	2,240,821	25,298,873
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,133,735	36,476,676
Fidelity Advisor Small Cap Fund Institutional Class	746,858	20,814,939
Fidelity Series 100 Index Fund	797,314	8,459,506
Fidelity Series All-Sector Equity Fund	5,119,529	67,526,591
Fidelity Series Large Cap Value Fund	3,142,456	37,835,166
Fidelity Series Real Estate Equity Fund	435,193	5,540,006
Fidelity Series Small Cap Opportunities Fund	1,912,400	24,153,614
TOTAL DOMESTIC EQUITY FUNDS		375,931,752
TOTAL DOMESTIC EQUITY FUNDS (Cost $378,515,015)		438,298,195
International Equity Funds - 22.6%

Developed International Equity Funds - 17.6%
Fidelity Series International Growth Fund	4,490,778	55,595,826
Fidelity Series International Small Cap Fund	825,251	11,371,963
Fidelity Series International Value Fund	5,662,696	55,324,540
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		122,292,329

	Shares	Value
Emerging Markets Equity Funds - 5.0%
Fidelity Series Emerging Markets Fund	2,207,685	$ 34,373,661
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $143,915,879)		156,665,990
Bond Funds - 14.3%

High Yield Bond Funds - 10.4%
Fidelity Series Emerging Markets Debt Fund	471,991	4,804,871
Fidelity Series Floating Rate High Income Fund	63,251	666,028
Fidelity Series High Income Fund	6,355,212	64,696,053
Fidelity Series Real Estate Income Fund	187,130	2,120,182
TOTAL HIGH YIELD BOND FUNDS		72,287,134
Investment Grade Bond Funds - 3.9%
Fidelity Series Investment Grade Bond Fund	2,429,925	27,166,559
TOTAL BOND FUNDS (Cost $99,682,898)		99,453,693
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $622,113,792)	694,417,878
NET OTHER ASSETS (LIABILITIES) - 0.0%	(134,732)
NET ASSETS - 100%	$ 694,283,146
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $624,052,163. Net unrealized appreciation aggregated $70,365,715, of which $90,301,573 related to appreciated investment securities and $19,935,858 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom® 2055 Fund
Class A
Class T
Class C
Institutional Class

June 30, 2013

1.927047.102

AFF55-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.2%
	Shares	Value
Commodity Funds - 9.5%
Fidelity Series Commodity Strategy Fund (a)	961,534	$ 7,557,657
Domestic Equity Funds - 56.7%
Fidelity Advisor Equity Growth Fund Institutional Class	82,912	6,044,286
Fidelity Advisor Growth & Income Fund Institutional Class	141,897	3,274,974
Fidelity Advisor Large Cap Fund Institutional Class	131,972	3,294,023
Fidelity Advisor Series Equity-Income Fund	380,881	4,372,518
Fidelity Advisor Series Mega Cap Fund	86,297	998,455
Fidelity Advisor Series Opportunistic Insights Fund	270,414	3,052,971
Fidelity Advisor Series Stock Selector Large Cap Value Fund	377,502	4,394,129
Fidelity Advisor Small Cap Fund Institutional Class	88,647	2,470,583
Fidelity Series 100 Index Fund	100,094	1,061,995
Fidelity Series All-Sector Equity Fund	602,648	7,948,921
Fidelity Series Large Cap Value Fund	381,302	4,590,878
Fidelity Series Real Estate Equity Fund	55,118	701,654
Fidelity Series Small Cap Opportunities Fund	226,279	2,857,904
TOTAL DOMESTIC EQUITY FUNDS		45,063,291
TOTAL DOMESTIC EQUITY FUNDS (Cost $50,012,964)		52,620,948
International Equity Funds - 23.6%

Developed International Equity Funds - 18.4%
Fidelity Series International Growth Fund	539,336	6,676,979
Fidelity Series International Small Cap Fund	96,833	1,334,361
Fidelity Series International Value Fund	678,050	6,624,548
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		14,635,888

	Shares	Value
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund	266,683	$ 4,152,260
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,422,817)		18,788,148
Bond Funds - 10.2%

High Yield Bond Funds - 10.1%
Fidelity Series Emerging Markets Debt Fund	48,432	493,033
Fidelity Series Floating Rate High Income Fund	530	5,577
Fidelity Series High Income Fund	721,961	7,349,567
Fidelity Series Real Estate Income Fund	16,518	187,145
TOTAL HIGH YIELD BOND FUNDS		8,035,322
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund	6,534	73,053
TOTAL BOND FUNDS (Cost $8,212,289)		8,108,375
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $76,648,070)		79,517,471
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,555)
NET ASSETS - 100%		$ 79,503,916
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $76,755,956. Net unrealized appreciation aggregated $2,761,515, of which $4,402,874 related to appreciated investment securities and $1,641,359 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom Income Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2013

1.818360.108

AFF-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund (a)	748,465	$ 5,882,938
Domestic Equity Funds - 13.2%
Fidelity Advisor Equity Growth Fund Institutional Class	76,572	5,582,092
Fidelity Advisor Growth & Income Fund Institutional Class	130,541	3,012,892
Fidelity Advisor Large Cap Fund Institutional Class	122,795	3,064,953
Fidelity Advisor Series Equity-Income Fund	362,391	4,160,246
Fidelity Advisor Series Mega Cap Fund	81,285	940,468
Fidelity Advisor Series Opportunistic Insights Fund	257,155	2,903,274
Fidelity Advisor Series Stock Selector Large Cap Value Fund	360,330	4,194,237
Fidelity Advisor Small Cap Fund Institutional Class	82,627	2,302,804
Fidelity Series 100 Index Fund	85,509	907,256
Fidelity Series All-Sector Equity Fund	563,994	7,439,080
Fidelity Series Large Cap Value Fund	357,456	4,303,771
Fidelity Series Real Estate Equity Fund	48,233	614,010
Fidelity Series Small Cap Opportunities Fund	209,828	2,650,130
TOTAL DOMESTIC EQUITY FUNDS		42,075,213
TOTAL DOMESTIC EQUITY FUNDS (Cost $38,577,100)		47,958,151
International Equity Funds - 5.2%

Developed International Equity Funds - 4.1%
Fidelity Series International Growth Fund	474,599	5,875,536
Fidelity Series International Small Cap Fund	89,072	1,227,406
Fidelity Series International Value Fund	611,339	5,972,785
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		13,075,727
Emerging Markets Equity Funds - 1.1%
Fidelity Series Emerging Markets Fund	230,359	3,586,683
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,728,137)		16,662,410
Bond Funds - 39.6%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund	149,661	$ 1,523,546
Fidelity Series Floating Rate High Income Fund	341,485	3,595,837
Fidelity Series High Income Fund	1,525,574	15,530,345
Fidelity Series Real Estate Income Fund	101,132	1,145,826
TOTAL HIGH YIELD BOND FUNDS		21,795,554
Inflation-Protected Bond Funds - 10.9%
Fidelity Series Inflation-Protected Bond Index Fund	3,236,746	34,795,018
Investment Grade Bond Funds - 21.8%
Fidelity Series Investment Grade Bond Fund	6,184,380	69,141,377
TOTAL BOND FUNDS (Cost $123,439,722)		125,731,949
Short-Term Funds - 40.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	6,169,447	57,375,857
Fidelity Institutional Money Market Portfolio Institutional Class0.08% (b)	69,821,690	69,821,690
TOTAL SHORT-TERM FUNDS (Cost $126,740,816)		127,197,547
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $303,485,775)		317,550,057
NET OTHER ASSETS (LIABILITIES) - 0.0%		(69,711)
NET ASSETS - 100%		$ 317,480,346
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $304,104,658. Net unrealized appreciation aggregated $13,445,399, of which $16,808,437 related to appreciated investment securities and $3,363,038 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2000 Fund

June 30, 2013

1.818351.108

F00-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund (a)	2,090,316	$ 16,429,887
Domestic Equity Funds - 13.3%
Fidelity Blue Chip Growth Fund	237,516	13,224,866
Fidelity Growth Company Fund	165,325	17,370,685
Fidelity Series 100 Index Fund	412,110	4,372,488
Fidelity Series All-Sector Equity Fund	1,441,386	19,011,884
Fidelity Series Equity-Income Fund	1,081,463	12,404,385
Fidelity Series Intrinsic Opportunities Fund	771,107	9,307,262
Fidelity Series Large Cap Value Fund	918,759	11,061,862
Fidelity Series Mega Cap Fund	410,858	4,737,193
Fidelity Series Opportunistic Insights Fund	793,581	8,959,527
Fidelity Series Real Estate Equity Fund	153,228	1,950,594
Fidelity Series Small Cap Opportunities Fund	393,584	4,970,967
Fidelity Series Stock Selector Large Cap Value Fund	1,064,208	12,387,382
Fidelity Small Cap Growth Fund	144,544	2,704,424
Fidelity Small Cap Value Fund	149,134	2,805,211
TOTAL DOMESTIC EQUITY FUNDS		125,268,730
TOTAL DOMESTIC EQUITY FUNDS (Cost $112,086,188)		141,698,617
International Equity Funds - 5.2%

Developed International Equity Funds - 4.1%
Fidelity Series International Growth Fund	1,423,140	17,618,474
Fidelity Series International Small Cap Fund	255,320	3,518,315
Fidelity Series International Value Fund	1,788,964	17,478,182
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		38,614,971
Emerging Markets Equity Funds - 1.1%
Fidelity Series Emerging Markets Fund	690,747	10,754,934
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $43,915,128)		49,369,905
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund	486,556	$ 4,953,138
Fidelity Series Floating Rate High Income Fund	1,021,827	10,759,839
Fidelity Series High Income Fund	4,514,182	45,954,376
Fidelity Series Real Estate Income Fund	298,814	3,385,563
TOTAL HIGH YIELD BOND FUNDS		65,052,916
Inflation-Protected Bond Funds - 11.0%
Fidelity Series Inflation-Protected Bond Index Fund	9,611,249	103,320,930
Investment Grade Bond Funds - 21.8%
Fidelity Series Investment Grade Bond Fund	18,297,156	204,562,199
TOTAL BOND FUNDS (Cost $355,783,552)		372,936,045
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)	206,633,981	206,633,981
Fidelity Short-Term Bond Fund	19,784,106	169,154,106
TOTAL SHORT-TERM FUNDS (Cost $379,591,957)		375,788,087
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $891,376,825)		939,792,654
NET OTHER ASSETS (LIABILITIES) - 0.0%		(59)
NET ASSETS - 100%		$ 939,792,595
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $891,979,810. Net unrealized appreciation aggregated $47,812,844, of which $56,849,730 related to appreciated investment securities and $9,036,886 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2005 Fund

June 30, 2013

1.818352.108

F05-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.4%
	Shares	Value
Commodity Funds - 3.5%
Fidelity Series Commodity Strategy Fund (a)	3,073,662	$ 24,158,985
Domestic Equity Funds - 21.9%
Fidelity Blue Chip Growth Fund	295,152	16,434,037
Fidelity Growth Company Fund	198,655	20,872,654
Fidelity Series 100 Index Fund	480,764	5,100,903
Fidelity Series All-Sector Equity Fund	1,736,509	22,904,551
Fidelity Series Equity-Income Fund	1,313,114	15,061,418
Fidelity Series Intrinsic Opportunities Fund	873,171	10,539,175
Fidelity Series Large Cap Value Fund	979,767	11,796,397
Fidelity Series Mega Cap Fund	487,598	5,622,000
Fidelity Series Opportunistic Insights Fund	970,997	10,962,551
Fidelity Series Real Estate Equity Fund	198,907	2,532,083
Fidelity Series Small Cap Opportunities Fund	484,069	6,113,792
Fidelity Series Stock Selector Large Cap Value Fund	1,226,183	14,272,767
Fidelity Small Cap Growth Fund	174,980	3,273,874
Fidelity Small Cap Value Fund	178,876	3,364,661
TOTAL DOMESTIC EQUITY FUNDS		148,850,863
TOTAL DOMESTIC EQUITY FUNDS (Cost $161,785,222)		173,009,848
International Equity Funds - 8.8%

Developed International Equity Funds - 6.9%
Fidelity Series International Growth Fund	1,728,751	21,401,934
Fidelity Series International Small Cap Fund	310,634	4,280,541
Fidelity Series International Value Fund	2,164,698	21,149,101
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		46,831,576
Emerging Markets Equity Funds - 1.9%
Fidelity Series Emerging Markets Fund	858,087	13,360,410
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $58,977,836)		60,191,986
Bond Funds - 34.0%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	426,213	$ 4,338,848
Fidelity Series Floating Rate High Income Fund	740,183	7,794,130
Fidelity Series High Income Fund	3,216,392	32,742,869
Fidelity Series Real Estate Income Fund	276,582	3,133,677
TOTAL HIGH YIELD BOND FUNDS		48,009,524
Inflation-Protected Bond Funds - 8.8%
Fidelity Series Inflation-Protected Bond Index Fund	5,600,872	60,209,375
Investment Grade Bond Funds - 18.2%
Fidelity Series Investment Grade Bond Fund	11,062,855	123,682,719
TOTAL BOND FUNDS (Cost $236,481,633)		231,901,618
Short-Term Funds - 31.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)	119,137,932	119,137,932
Fidelity Short-Term Bond Fund	11,358,006	97,110,948
TOTAL SHORT-TERM FUNDS (Cost $217,926,148)		216,248,880
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $675,170,839)		681,352,332
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15)
NET ASSETS - 100%		$ 681,352,317
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $676,929,051. Net unrealized appreciation aggregated $4,423,281, of which $23,494,210 related to appreciated investment securities and $19,070,929 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2010 Fund

June 30, 2013

1.818356.108

F10-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.4%
	Shares	Value
Commodity Funds - 4.8%
Fidelity Series Commodity Strategy Fund (a)	34,201,062	$ 268,820,347
Domestic Equity Funds - 30.6%
Fidelity Blue Chip Growth Fund	3,330,071	185,418,328
Fidelity Growth Company Fund	2,276,561	239,198,284
Fidelity Series 100 Index Fund	5,653,705	59,985,811
Fidelity Series All-Sector Equity Fund	20,078,469	264,835,003
Fidelity Series Equity-Income Fund	15,110,430	173,316,628
Fidelity Series Intrinsic Opportunities Fund	10,266,337	123,914,689
Fidelity Series Large Cap Value Fund	11,965,343	144,062,729
Fidelity Series Mega Cap Fund	5,699,884	65,719,662
Fidelity Series Opportunistic Insights Fund	11,049,320	124,746,827
Fidelity Series Real Estate Equity Fund	2,152,003	27,394,998
Fidelity Series Small Cap Opportunities Fund	5,407,415	68,295,653
Fidelity Series Stock Selector Large Cap Value Fund	14,633,824	170,337,707
Fidelity Small Cap Growth Fund	1,979,575	37,037,841
Fidelity Small Cap Value Fund	2,027,172	38,131,102
TOTAL DOMESTIC EQUITY FUNDS		1,722,395,262
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,835,752,055)		1,991,215,609
International Equity Funds - 12.5%

Developed International Equity Funds - 9.8%
Fidelity Series International Growth Fund	20,257,498	250,787,822
Fidelity Series International Small Cap Fund	3,698,383	50,963,711
Fidelity Series International Value Fund	25,655,700	250,656,189
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		552,407,722
Emerging Markets Equity Funds - 2.7%
Fidelity Series Emerging Markets Fund	9,653,417	150,303,699
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $684,296,485)		702,711,421
Bond Funds - 38.6%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund	3,511,501	$ 35,747,085
Fidelity Series Floating Rate High Income Fund	6,112,754	64,367,303
Fidelity Series High Income Fund	26,313,978	267,876,301
Fidelity Series Real Estate Income Fund	2,482,749	28,129,550
TOTAL HIGH YIELD BOND FUNDS		396,120,239
Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund	51,259,341	551,037,915
Investment Grade Bond Funds - 21.8%
Fidelity Series Investment Grade Bond Fund	109,648,830	1,225,873,925
TOTAL BOND FUNDS (Cost $2,205,055,809)		2,173,032,079
Short-Term Funds - 13.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)	417,738,565	417,738,565
Fidelity Short-Term Bond Fund	39,834,382	340,583,969
TOTAL SHORT-TERM FUNDS (Cost $768,712,100)		758,322,534
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,493,816,449)		5,625,281,643
NET OTHER ASSETS (LIABILITIES) - 0.0%		(35,461)
NET ASSETS - 100%		$ 5,625,246,182
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $5,511,063,060. Net unrealized appreciation aggregated $114,218,583, of which $294,260,662 related to appreciated investment securities and $180,042,079 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2015 Fund

June 30, 2013

1.818357.108

F15-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.0%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund (a)	41,116,578	$ 323,176,305
Domestic Equity Funds - 31.9%
Fidelity Blue Chip Growth Fund	3,873,194	215,659,456
Fidelity Growth Company Fund	2,662,527	279,751,706
Fidelity Series 100 Index Fund	6,586,541	69,883,199
Fidelity Series All-Sector Equity Fund	23,439,736	309,170,123
Fidelity Series Equity-Income Fund	17,626,902	202,180,568
Fidelity Series Intrinsic Opportunities Fund	12,080,989	145,817,533
Fidelity Series Large Cap Value Fund	14,239,661	171,445,524
Fidelity Series Mega Cap Fund	6,643,094	76,594,873
Fidelity Series Opportunistic Insights Fund	12,917,517	145,838,765
Fidelity Series Real Estate Equity Fund	2,482,513	31,602,385
Fidelity Series Small Cap Opportunities Fund	6,312,799	79,730,649
Fidelity Series Stock Selector Large Cap Value Fund	16,803,130	195,588,434
Fidelity Small Cap Growth Fund	2,321,504	43,435,346
Fidelity Small Cap Value Fund	2,372,021	44,617,720
TOTAL DOMESTIC EQUITY FUNDS		2,011,316,281
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,099,636,212)		2,334,492,586
International Equity Funds - 13.2%

Developed International Equity Funds - 10.4%
Fidelity Series International Growth Fund	23,900,499	295,888,172
Fidelity Series International Small Cap Fund	4,384,658	60,420,583
Fidelity Series International Value Fund	30,260,778	295,647,805
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		651,956,560
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund	11,364,767	176,949,429
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $787,267,015)		828,905,989
Bond Funds - 39.8%
	Shares	Value
High Yield Bond Funds - 7.1%
Fidelity Series Emerging Markets Debt Fund	3,894,477	$ 39,645,775
Fidelity Series Floating Rate High Income Fund	6,880,188	72,448,379
Fidelity Series High Income Fund	29,328,129	298,560,349
Fidelity Series Real Estate Income Fund	3,072,461	34,810,988
TOTAL HIGH YIELD BOND FUNDS		445,465,491
Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund	57,978,548	623,269,389
Investment Grade Bond Funds - 22.8%
Fidelity Series Investment Grade Bond Fund	128,760,556	1,439,543,015
TOTAL BOND FUNDS (Cost $2,511,418,284)		2,508,277,895
Short-Term Funds - 10.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)	348,743,567	348,743,567
Fidelity Short-Term Bond Fund	33,216,044	283,997,174
TOTAL SHORT-TERM FUNDS (Cost $636,625,577)		632,740,741
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,034,947,088)		6,304,417,211
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,304)
NET ASSETS - 100%		$ 6,304,412,907
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $6,047,058,812. Net unrealized appreciation aggregated $257,358,399, of which $432,603,988 related to appreciated investment securities and $175,245,589 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2020 Fund

June 30, 2013

1.818361.108

F20-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.4%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund (a)	94,127,179	$ 739,839,623
Domestic Equity Funds - 34.8%
Fidelity Blue Chip Growth Fund	8,903,689	495,757,388
Fidelity Growth Company Fund	6,058,626	636,579,882
Fidelity Series 100 Index Fund	15,126,890	160,496,303
Fidelity Series All-Sector Equity Fund	53,594,835	706,915,874
Fidelity Series Equity-Income Fund	39,985,465	458,633,288
Fidelity Series Intrinsic Opportunities Fund	26,854,606	324,135,088
Fidelity Series Large Cap Value Fund	31,609,003	380,572,396
Fidelity Series Mega Cap Fund	14,993,520	172,875,291
Fidelity Series Opportunistic Insights Fund	29,437,446	332,348,763
Fidelity Series Real Estate Equity Fund	5,818,293	74,066,872
Fidelity Series Small Cap Opportunities Fund	14,457,589	182,599,353
Fidelity Series Stock Selector Large Cap Value Fund	38,708,837	450,570,857
Fidelity Small Cap Growth Fund	5,254,912	98,319,402
Fidelity Small Cap Value Fund	5,370,655	101,022,019
TOTAL DOMESTIC EQUITY FUNDS		4,574,892,776
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,726,490,155)		5,314,732,399
International Equity Funds - 14.2%

Developed International Equity Funds - 11.2%
Fidelity Series International Growth Fund	54,258,713	671,722,869
Fidelity Series International Small Cap Fund	9,858,809	135,854,383
Fidelity Series International Value Fund	68,326,802	667,552,854
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,475,130,106
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund	25,777,078	401,349,112
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,786,975,064)		1,876,479,218
Bond Funds - 38.1%
	Shares	Value
High Yield Bond Funds - 7.7%
Fidelity Series Emerging Markets Debt Fund	9,738,369	$ 99,136,601
Fidelity Series Floating Rate High Income Fund	14,312,380	150,709,360
Fidelity Series High Income Fund	67,393,998	686,070,897
Fidelity Series Real Estate Income Fund	6,859,768	77,721,168
TOTAL HIGH YIELD BOND FUNDS		1,013,638,026
Inflation-Protected Bond Funds - 8.2%
Fidelity Series Inflation-Protected Bond Index Fund	100,776,283	1,083,345,047
Investment Grade Bond Funds - 22.2%
Fidelity Series Investment Grade Bond Fund	260,719,695	2,914,846,194
TOTAL BOND FUNDS (Cost $5,048,326,643)		5,011,829,267
Short-Term Funds - 7.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)	533,515,691	533,515,691
Fidelity Short-Term Bond Fund	50,641,653	432,986,130
TOTAL SHORT-TERM FUNDS (Cost $967,197,955)		966,501,821
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,528,989,817)		13,169,542,705
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,509)
NET ASSETS - 100%		$ 13,169,538,196
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $12,555,540,845. Net unrealized appreciation aggregated $614,001,860, of which $1,022,236,888 related to appreciated investment securities and $408,235,028 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2025 Fund

June 30, 2013

1.818369.108

F25-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.3%
	Shares	Value
Commodity Funds - 6.8%
Fidelity Series Commodity Strategy Fund (a)	70,477,324	$ 553,951,763
Domestic Equity Funds - 42.5%
Fidelity Blue Chip Growth Fund	6,652,726	370,423,775
Fidelity Growth Company Fund	4,606,261	483,979,871
Fidelity Series 100 Index Fund	11,561,708	122,669,717
Fidelity Series All-Sector Equity Fund	40,574,997	535,184,205
Fidelity Series Equity-Income Fund	29,889,843	342,836,495
Fidelity Series Intrinsic Opportunities Fund	20,990,444	253,354,659
Fidelity Series Large Cap Value Fund	24,891,263	299,690,804
Fidelity Series Mega Cap Fund	11,241,715	129,616,976
Fidelity Series Opportunistic Insights Fund	21,903,044	247,285,370
Fidelity Series Real Estate Equity Fund	4,267,638	54,327,030
Fidelity Series Small Cap Opportunities Fund	10,968,797	138,535,908
Fidelity Series Stock Selector Large Cap Value Fund	28,944,676	336,916,032
Fidelity Small Cap Growth Fund	4,087,222	76,471,921
Fidelity Small Cap Value Fund	4,192,037	78,852,210
TOTAL DOMESTIC EQUITY FUNDS		3,470,144,973
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,616,823,581)		4,024,096,736
International Equity Funds - 17.5%

Developed International Equity Funds - 13.8%
Fidelity Series International Growth Fund	41,060,894	508,333,863
Fidelity Series International Small Cap Fund	7,688,226	105,943,753
Fidelity Series International Value Fund	52,353,040	511,489,199
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,125,766,815
Emerging Markets Equity Funds - 3.7%
Fidelity Series Emerging Markets Fund	19,522,929	303,972,011
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,338,333,995)		1,429,738,826
Bond Funds - 32.3%
	Shares	Value
High Yield Bond Funds - 9.2%
Fidelity Series Emerging Markets Debt Fund	5,896,804	$ 60,029,460
Fidelity Series Floating Rate High Income Fund	7,557,413	79,579,558
Fidelity Series High Income Fund	55,102,269	560,941,102
Fidelity Series Real Estate Income Fund	3,957,981	44,843,928
TOTAL HIGH YIELD BOND FUNDS		745,394,048
Inflation-Protected Bond Funds - 5.5%
Fidelity Series Inflation-Protected Bond Index Fund	41,949,285	450,954,811
Investment Grade Bond Funds - 17.6%
Fidelity Series Investment Grade Bond Fund	128,441,914	1,435,980,599
TOTAL BOND FUNDS (Cost $2,631,794,680)		2,632,329,458
Short-Term Funds - 0.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)	40,537,691	40,537,691
Fidelity Short-Term Bond Fund	3,863,109	33,029,578
TOTAL SHORT-TERM FUNDS (Cost $73,628,775)		73,567,269
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,660,581,031)		8,159,732,289
NET OTHER ASSETS (LIABILITIES) - 0.0%		(210)
NET ASSETS - 100%		$ 8,159,732,079
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $7,674,471,453. Net unrealized appreciation aggregated $485,260,836, of which $730,412,624 related to appreciated investment securities and $245,151,788 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2030 Fund

June 30, 2013

1.818370.108

F30-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Commodity Funds - 7.1%
Fidelity Series Commodity Strategy Fund (a)	94,488,210	$ 742,677,332
Domestic Equity Funds - 44.8%
Fidelity Blue Chip Growth Fund	8,940,840	497,825,967
Fidelity Growth Company Fund	6,231,132	654,705,080
Fidelity Series 100 Index Fund	15,446,498	163,887,345
Fidelity Series All-Sector Equity Fund	54,527,369	719,215,998
Fidelity Series Equity-Income Fund	40,839,056	468,423,973
Fidelity Series Intrinsic Opportunities Fund	28,323,651	341,866,464
Fidelity Series Large Cap Value Fund	33,633,425	404,946,434
Fidelity Series Mega Cap Fund	15,423,466	177,832,566
Fidelity Series Opportunistic Insights Fund	29,915,002	337,740,370
Fidelity Series Real Estate Equity Fund	5,652,515	71,956,518
Fidelity Series Small Cap Opportunities Fund	14,749,293	186,283,565
Fidelity Series Stock Selector Large Cap Value Fund	39,472,204	459,456,452
Fidelity Small Cap Growth Fund	5,511,937	103,128,339
Fidelity Small Cap Value Fund	5,656,253	106,394,110
TOTAL DOMESTIC EQUITY FUNDS		4,693,663,181
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,897,935,586)		5,436,340,513
International Equity Funds - 18.5%

Developed International Equity Funds - 14.5%
Fidelity Series International Growth Fund	55,636,569	688,780,725
Fidelity Series International Small Cap Fund	10,338,767	142,468,215
Fidelity Series International Value Fund	70,601,944	689,780,997
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,521,029,937

	Shares	Value
Emerging Markets Equity Funds - 4.0%
Fidelity Series Emerging Markets Fund	26,540,329	$ 413,232,917
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,852,020,482)		1,934,262,854
Bond Funds - 29.6%

High Yield Bond Funds - 9.2%
Fidelity Series Emerging Markets Debt Fund	7,658,230	77,960,785
Fidelity Series Floating Rate High Income Fund	9,051,545	95,312,769
Fidelity Series High Income Fund	72,362,252	736,647,723
Fidelity Series Real Estate Income Fund	4,651,572	52,702,313
TOTAL HIGH YIELD BOND FUNDS		962,623,590
Inflation-Protected Bond Funds - 2.7%
Fidelity Series Inflation-Protected Bond Index Fund	26,846,024	288,594,763
Investment Grade Bond Funds - 17.7%
Fidelity Series Investment Grade Bond Fund	165,474,494	1,850,004,842
TOTAL BOND FUNDS (Cost $3,163,680,071)		3,101,223,195
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,913,636,139)		10,471,826,562
NET OTHER ASSETS (LIABILITIES) - 0.0%		(236)
NET ASSETS - 100%		$ 10,471,826,326
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $9,938,127,804. Net unrealized appreciation aggregated $533,698,758, of which $933,434,696 related to appreciated investment securities and $399,735,938 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2035 Fund

June 30, 2013

1.818371.108

F35-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.7%
	Shares	Value
Commodity Funds - 8.3%
Fidelity Series Commodity Strategy Fund (a)	59,704,192	$ 469,274,950
Domestic Equity Funds - 51.4%
Fidelity Blue Chip Growth Fund	5,544,551	308,720,607
Fidelity Growth Company Fund	3,835,674	403,014,284
Fidelity Series 100 Index Fund	9,501,831	100,814,424
Fidelity Series All-Sector Equity Fund	33,720,698	444,776,009
Fidelity Series Equity-Income Fund	25,190,996	288,940,721
Fidelity Series Intrinsic Opportunities Fund	17,590,623	212,318,819
Fidelity Series Large Cap Value Fund	20,651,660	248,645,984
Fidelity Series Mega Cap Fund	9,760,745	112,541,385
Fidelity Series Opportunistic Insights Fund	18,433,814	208,117,756
Fidelity Series Real Estate Equity Fund	3,631,773	46,232,465
Fidelity Series Small Cap Opportunities Fund	9,115,247	115,125,569
Fidelity Series Stock Selector Large Cap Value Fund	23,862,511	277,759,633
Fidelity Small Cap Growth Fund	3,382,198	63,280,916
Fidelity Small Cap Value Fund	3,449,569	64,886,401
TOTAL DOMESTIC EQUITY FUNDS		2,895,174,973
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,036,946,210)		3,364,449,923
International Equity Funds - 21.3%

Developed International Equity Funds - 16.7%
Fidelity Series International Growth Fund	34,498,776	427,094,849
Fidelity Series International Small Cap Fund	6,367,077	87,738,328
Fidelity Series International Value Fund	43,561,938	425,600,135
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		940,433,312

	Shares	Value
Emerging Markets Equity Funds - 4.6%
Fidelity Series Emerging Markets Fund	16,668,828	$ 259,533,653
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,130,183,941)		1,199,966,965
Bond Funds - 19.0%

High Yield Bond Funds - 9.0%
Fidelity Series Emerging Markets Debt Fund	4,126,500	42,007,765
Fidelity Series Floating Rate High Income Fund	4,449,160	46,849,651
Fidelity Series High Income Fund	38,302,733	389,921,826
Fidelity Series Real Estate Income Fund	2,273,361	25,757,181
TOTAL HIGH YIELD BOND FUNDS		504,536,423
Investment Grade Bond Funds - 10.0%
Fidelity Series Investment Grade Bond Fund	50,667,235	566,459,683
TOTAL BOND FUNDS (Cost $1,076,355,085)		1,070,996,106
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,243,485,236)		5,635,412,994
NET OTHER ASSETS (LIABILITIES) - 0.0%		(94)
NET ASSETS - 100%		$ 5,635,412,900
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $5,256,348,529. Net unrealized appreciation aggregated $379,064,465, of which $578,480,292 related to appreciated investment securities and $199,415,827 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2040 Fund

June 30, 2013

1.818372.108

F40-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Commodity Funds - 8.5%
Fidelity Series Commodity Strategy Fund (a)	72,683,542	$ 571,292,643
Domestic Equity Funds - 52.4%
Fidelity Blue Chip Growth Fund	6,705,094	373,339,617
Fidelity Growth Company Fund	4,626,996	486,158,438
Fidelity Series 100 Index Fund	11,282,375	119,706,003
Fidelity Series All-Sector Equity Fund	40,469,291	533,789,943
Fidelity Series Equity-Income Fund	30,981,453	355,357,261
Fidelity Series Intrinsic Opportunities Fund	21,414,748	258,476,014
Fidelity Series Large Cap Value Fund	24,866,441	299,391,948
Fidelity Series Mega Cap Fund	12,270,119	141,474,477
Fidelity Series Opportunistic Insights Fund	22,671,739	255,963,939
Fidelity Series Real Estate Equity Fund	4,419,043	56,254,420
Fidelity Series Small Cap Opportunities Fund	10,929,948	138,045,241
Fidelity Series Stock Selector Large Cap Value Fund	28,911,363	336,528,268
Fidelity Small Cap Growth Fund	4,065,258	76,060,984
Fidelity Small Cap Value Fund	4,137,432	77,825,097
TOTAL DOMESTIC EQUITY FUNDS		3,508,371,650
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,725,746,291)		4,079,664,293
International Equity Funds - 21.7%

Developed International Equity Funds - 17.0%
Fidelity Series International Growth Fund	41,802,232	517,511,626
Fidelity Series International Small Cap Fund	7,679,555	105,824,270
Fidelity Series International Value Fund	52,912,450	516,954,639
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,140,290,535

	Shares	Value
Emerging Markets Equity Funds - 4.7%
Fidelity Series Emerging Markets Fund	20,408,421	$ 317,759,116
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,403,564,569)		1,458,049,651
Bond Funds - 17.4%

High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund	4,970,555	50,600,252
Fidelity Series Floating Rate High Income Fund	4,879,003	51,375,897
Fidelity Series High Income Fund	45,945,926	467,729,524
Fidelity Series Real Estate Income Fund	2,508,434	28,420,560
TOTAL HIGH YIELD BOND FUNDS		598,126,233
Investment Grade Bond Funds - 8.5%
Fidelity Series Investment Grade Bond Fund	50,792,243	567,857,276
TOTAL BOND FUNDS (Cost $1,179,622,806)		1,165,983,509
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,308,933,666)		6,703,697,453
NET OTHER ASSETS (LIABILITIES) - 0.0%		(113)
NET ASSETS - 100%		$ 6,703,697,340
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $6,325,692,289. Net unrealized appreciation aggregated $378,005,164, of which $647,737,422 related to appreciated investment securities and $269,732,258 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2045 Fund

June 30, 2013

1.833436.107

F45-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.5%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund (a)	28,538,165	$ 224,309,979
Domestic Equity Funds - 53.7%
Fidelity Blue Chip Growth Fund	2,600,363	144,788,224
Fidelity Growth Company Fund	1,806,362	189,794,485
Fidelity Series 100 Index Fund	4,431,812	47,021,530
Fidelity Series All-Sector Equity Fund	15,751,629	207,763,991
Fidelity Series Equity-Income Fund	11,904,379	136,543,229
Fidelity Series Intrinsic Opportunities Fund	8,313,021	100,338,168
Fidelity Series Large Cap Value Fund	9,738,365	117,249,915
Fidelity Series Mega Cap Fund	4,704,624	54,244,318
Fidelity Series Opportunistic Insights Fund	8,704,178	98,270,168
Fidelity Series Real Estate Equity Fund	1,738,366	22,129,402
Fidelity Series Small Cap Opportunities Fund	4,257,196	53,768,386
Fidelity Series Stock Selector Large Cap Value Fund	11,102,308	129,230,863
Fidelity Small Cap Growth Fund	1,599,269	29,922,322
Fidelity Small Cap Value Fund	1,629,336	30,647,817
TOTAL DOMESTIC EQUITY FUNDS		1,361,712,818
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,315,577,808)		1,586,022,797
International Equity Funds - 22.3%

Developed International Equity Funds - 17.5%
Fidelity Series International Growth Fund	16,208,962	200,666,949
Fidelity Series International Small Cap Fund	3,007,604	41,444,783
Fidelity Series International Value Fund	20,555,059	200,822,930
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		442,934,662

	Shares	Value
Emerging Markets Equity Funds - 4.8%
Fidelity Series Emerging Markets Fund	7,871,251	$ 122,555,380
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $514,929,596)		565,490,042
Bond Funds - 15.2%

High Yield Bond Funds - 10.5%
Fidelity Series Emerging Markets Debt Fund	1,821,291	18,540,742
Fidelity Series Floating Rate High Income Fund	944,316	9,943,647
Fidelity Series High Income Fund	22,531,445	229,370,115
Fidelity Series Real Estate Income Fund	804,328	9,113,041
TOTAL HIGH YIELD BOND FUNDS		266,967,545
Investment Grade Bond Funds - 4.7%
Fidelity Series Investment Grade Bond Fund	10,498,305	117,371,046
TOTAL BOND FUNDS (Cost $381,269,111)		384,338,591
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,211,776,515)		2,535,851,430
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37)
NET ASSETS - 100%		$ 2,535,851,393
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $2,220,619,978. Net unrealized appreciation aggregated $315,231,452, of which $396,107,987 related to appreciated investment securities and $80,876,535 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2050 Fund

June 30, 2013

1.833437.107

F50-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.1%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund (a)	23,870,315	$ 187,620,677
Domestic Equity Funds - 54.1%
Fidelity Blue Chip Growth Fund	2,186,459	121,742,041
Fidelity Growth Company Fund	1,508,028	158,448,450
Fidelity Series 100 Index Fund	3,676,012	39,002,485
Fidelity Series All-Sector Equity Fund	13,170,440	173,718,098
Fidelity Series Equity-Income Fund	9,923,971	113,827,945
Fidelity Series Intrinsic Opportunities Fund	6,895,841	83,232,804
Fidelity Series Large Cap Value Fund	8,050,783	96,931,422
Fidelity Series Mega Cap Fund	3,863,125	44,541,833
Fidelity Series Opportunistic Insights Fund	7,262,492	81,993,531
Fidelity Series Real Estate Equity Fund	1,411,060	17,962,788
Fidelity Series Small Cap Opportunities Fund	3,563,813	45,010,960
Fidelity Series Stock Selector Large Cap Value Fund	9,283,689	108,062,143
Fidelity Small Cap Growth Fund	1,327,154	24,831,056
Fidelity Small Cap Value Fund	1,349,369	25,381,635
TOTAL DOMESTIC EQUITY FUNDS		1,134,687,191
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,107,234,913)		1,322,307,868
International Equity Funds - 22.5%

Developed International Equity Funds - 17.6%
Fidelity Series International Growth Fund	13,523,050	167,415,364
Fidelity Series International Small Cap Fund	2,502,013	34,477,735
Fidelity Series International Value Fund	17,163,631	167,688,676
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		369,581,775

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund	6,622,631	$ 103,114,366
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $431,166,324)		472,696,141
Bond Funds - 14.4%

High Yield Bond Funds - 10.5%
Fidelity Series Emerging Markets Debt Fund	1,529,515	15,570,462
Fidelity Series Floating Rate High Income Fund	260,551	2,743,603
Fidelity Series High Income Fund	19,106,260	194,501,732
Fidelity Series Real Estate Income Fund	599,464	6,791,932
TOTAL HIGH YIELD BOND FUNDS		219,607,729
Investment Grade Bond Funds - 3.9%
Fidelity Series Investment Grade Bond Fund	7,322,666	81,867,402
TOTAL BOND FUNDS (Cost $302,248,301)		301,475,131
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,840,649,538)		2,096,479,140
NET OTHER ASSETS (LIABILITIES) - 0.0%		(22)
NET ASSETS - 100%		$ 2,096,479,118
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,847,949,817. Net unrealized appreciation aggregated $248,529,323, of which $320,413,225 related to appreciated investment securities and $71,883,902 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2055 Fund

June 30, 2013

1.927051.102

FF55-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.1%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund (a)	2,369,374	$ 18,623,277
Domestic Equity Funds - 56.7%
Fidelity Blue Chip Growth Fund	222,351	12,380,520
Fidelity Growth Company Fund	144,418	15,173,968
Fidelity Series 100 Index Fund	370,344	3,929,348
Fidelity Series All-Sector Equity Fund	1,296,546	17,101,442
Fidelity Series Equity-Income Fund	1,008,251	11,564,643
Fidelity Series Intrinsic Opportunities Fund	691,725	8,349,126
Fidelity Series Large Cap Value Fund	784,544	9,445,911
Fidelity Series Mega Cap Fund	418,200	4,821,841
Fidelity Series Opportunistic Insights Fund	733,966	8,286,475
Fidelity Series Real Estate Equity Fund	149,762	1,906,472
Fidelity Series Small Cap Opportunities Fund	353,342	4,462,706
Fidelity Series Stock Selector Large Cap Value Fund	878,219	10,222,468
Fidelity Small Cap Growth Fund	124,847	2,335,886
Fidelity Small Cap Value Fund	125,030	2,351,808
TOTAL DOMESTIC EQUITY FUNDS		112,332,614
TOTAL DOMESTIC EQUITY FUNDS (Cost $123,998,758)		130,955,891
International Equity Funds - 23.6%

Developed International Equity Funds - 18.3%
Fidelity Series International Growth Fund	1,331,593	16,485,125
Fidelity Series International Small Cap Fund	241,671	3,330,226
Fidelity Series International Value Fund	1,688,511	16,496,750
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		36,312,101

	Shares	Value
Emerging Markets Equity Funds - 5.3%
Fidelity Series Emerging Markets Fund	674,554	$ 10,502,802
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $45,284,330)		46,814,903
Bond Funds - 10.3%

High Yield Bond Funds - 10.2%
Fidelity Series Emerging Markets Debt Fund	139,099	1,416,029
Fidelity Series Floating Rate High Income Fund	1,787	18,814
Fidelity Series High Income Fund	1,798,940	18,313,211
Fidelity Series Real Estate Income Fund	47,317	536,104
TOTAL HIGH YIELD BOND FUNDS		20,284,158
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund	16,052	179,466
TOTAL BOND FUNDS (Cost $20,653,149)		20,463,624
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $189,936,237)		198,234,418
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 198,234,417
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $190,247,452. Net unrealized appreciation aggregated $7,986,966, of which $11,771,026 related to appreciated investment securities and $3,784,060 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom Income Fund®

June 30, 2013

1.818362.108

FRI-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund (a)	4,741,703	$ 37,269,785
Domestic Equity Funds - 13.3%
Fidelity Blue Chip Growth Fund	529,972	29,508,815
Fidelity Growth Company Fund	365,613	38,414,990
Fidelity Series 100 Index Fund	923,005	9,793,082
Fidelity Series All-Sector Equity Fund	3,223,796	42,521,872
Fidelity Series Equity-Income Fund	2,391,444	27,429,868
Fidelity Series Intrinsic Opportunities Fund	1,685,886	20,348,639
Fidelity Series Large Cap Value Fund	2,033,748	24,486,326
Fidelity Series Mega Cap Fund	875,665	10,096,417
Fidelity Series Opportunistic Insights Fund	1,756,277	19,828,365
Fidelity Series Real Estate Equity Fund	344,861	4,390,076
Fidelity Series Small Cap Opportunities Fund	875,431	11,056,688
Fidelity Series Stock Selector Large Cap Value Fund	2,343,297	27,275,980
Fidelity Small Cap Growth Fund	318,446	5,958,127
Fidelity Small Cap Value Fund	327,312	6,156,735
TOTAL DOMESTIC EQUITY FUNDS		277,265,980
TOTAL DOMESTIC EQUITY FUNDS (Cost $250,604,624)		314,535,765
International Equity Funds - 5.2%

Developed International Equity Funds - 4.1%
Fidelity Series International Growth Fund	3,157,867	39,094,400
Fidelity Series International Small Cap Fund	572,028	7,882,545
Fidelity Series International Value Fund	3,975,622	38,841,824
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		85,818,769
Emerging Markets Equity Funds - 1.1%
Fidelity Series Emerging Markets Fund	1,526,412	23,766,228
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $98,325,475)		109,584,997
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund	1,061,142	$ 10,802,427
Fidelity Series Floating Rate High Income Fund	2,266,531	23,866,569
Fidelity Series High Income Fund	10,035,629	102,162,705
Fidelity Series Real Estate Income Fund	662,825	7,509,810
TOTAL HIGH YIELD BOND FUNDS		144,341,511
Inflation-Protected Bond Funds - 11.0%
Fidelity Series Inflation-Protected Bond Index Fund	21,314,231	229,127,985
Investment Grade Bond Funds - 21.8%
Fidelity Series Investment Grade Bond Fund	40,592,504	453,824,194
TOTAL BOND FUNDS (Cost $791,350,789)		827,293,690
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (b)	458,461,339	458,461,339
Fidelity Short-Term Bond Fund	43,897,791	375,326,110
TOTAL SHORT-TERM FUNDS (Cost $839,358,229)		833,787,449
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,979,639,117)		2,085,201,901
NET OTHER ASSETS (LIABILITIES) - 0.0%		(23,321)
NET ASSETS - 100%		$ 2,085,178,580
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,980,985,749. Net unrealized appreciation aggregated $104,216,152, of which $124,215,053 related to appreciated investment securities and $19,998,901 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2000 Fund - Class W

June 30, 2013

1.906832.103

FRX-W-X00-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F (a)	143,947	$ 1,137,181
Domestic Equity Funds - 12.6%
Spartan Total Market Index Fund Class F	153,402	7,200,691
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,902,469)		8,337,872
International Equity Funds - 5.4%

Developed International Equity Funds - 5.4%
Fidelity Series Global ex U.S. Index Fund (Cost $2,873,506)	285,062	3,092,922
Bond Funds - 40.0%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	638,489	6,863,761

	Shares	Value
Investment Grade Bond Funds - 28.0%
Spartan U.S. Bond Index Fund Class F	1,399,135	$ 16,034,082
TOTAL BOND FUNDS (Cost $23,153,189)		22,897,843
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F 0.11% (Cost $22,874,292) (b)	22,874,292	22,874,292
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $55,803,456)		57,202,929
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,397)
NET ASSETS - 100%		$ 57,198,532
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $55,996,252. Net unrealized appreciation aggregated $1,206,677, of which $2,058,840 related to appreciated investment securities and $852,163 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2005 Fund - Class W

June 30, 2013

1.906834.103

FRX-W-X05-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.6%
	Shares	Value
Commodity Funds - 3.7%
Fidelity Series Commodity Strategy Fund Class F (a)	284,177	$ 2,244,997
Domestic Equity Funds - 20.9%
Spartan Total Market Index Fund Class F	271,366	12,737,929
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,812,616)		14,982,926
International Equity Funds - 9.0%

Developed International Equity Funds - 9.0%
Fidelity Series Global ex U.S. Index Fund (Cost $5,272,052)	503,179	5,459,490
Bond Funds - 34.3%

Inflation-Protected Bond Funds - 9.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	550,807	5,921,175

	Shares	Value
Investment Grade Bond Funds - 24.6%
Spartan U.S. Bond Index Fund Class F	1,304,153	$ 14,945,591
TOTAL BOND FUNDS (Cost $21,106,462)		20,866,766
Short-Term Funds - 32.1%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b) (Cost $19,554,682)	19,554,682	19,554,682
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $58,745,812)		60,863,864
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,428)
NET ASSETS - 100%		$ 60,859,436
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $58,989,895. Net unrealized appreciation aggregated $1,873,969, of which $3,129,338 related to appreciated investment securities and $1,255,369 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2010 Fund - Class W

June 30, 2013

1.906836.103

FRX-W-X10-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.8%
	Shares	Value
Commodity Funds - 5.1%
Fidelity Series Commodity Strategy Fund Class F (a)	2,353,360	$ 18,591,542
Domestic Equity Funds - 29.7%
Spartan Total Market Index Fund Class F	2,277,139	106,888,916
TOTAL DOMESTIC EQUITY FUNDS (Cost $104,946,022)		125,480,458
International Equity Funds - 12.7%

Developed International Equity Funds - 12.7%
Fidelity Series Global ex U.S. Index Fund (Cost $42,952,349)	4,225,314	45,844,655
Bond Funds - 38.9%

Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,528,879	37,935,449

	Shares	Value
Investment Grade Bond Funds - 28.3%
Spartan U.S. Bond Index Fund Class F	8,896,988	$ 101,959,480
TOTAL BOND FUNDS (Cost $141,879,556)		139,894,929
Short-Term Funds - 13.6%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b) (Cost $48,955,201)	48,955,201	48,955,201
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $338,733,128)		360,175,243
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,683)
NET ASSETS - 100%		$ 360,147,560
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $340,616,534. Net unrealized appreciation aggregated $19,558,709, of which $28,157,340 related to appreciated investment securities and $8,598,631 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2015 Fund - Class W

June 30, 2013

1.906838.103

FRX-W-X15-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.6%
	Shares	Value
Commodity Funds - 5.5%
Fidelity Series Commodity Strategy Fund Class F (a)	4,936,638	$ 38,999,440
Domestic Equity Funds - 31.1%
Spartan Total Market Index Fund Class F	4,716,406	221,388,080
TOTAL DOMESTIC EQUITY FUNDS (Cost $222,263,835)		260,387,520
International Equity Funds - 13.3%

Developed International Equity Funds - 13.3%
Fidelity Series Global ex U.S. Index Fund (Cost $90,193,052)	8,739,003	94,818,186
Bond Funds - 40.1%

Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,988,059	75,121,635
Investment Grade Bond Funds - 29.5%
Spartan U.S. Bond Index Fund Class F	18,286,035	209,557,958
TOTAL BOND FUNDS (Cost $290,115,731)		284,679,593
Short-Term Funds - 10.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.11% (b) (Cost $71,181,479)	71,181,479	$ 71,181,479
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $673,754,097)		711,066,778
NET OTHER ASSETS (LIABILITIES) - 0.0%		(53,005)
NET ASSETS - 100%		$ 711,013,773
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $676,456,780. Net unrealized appreciation aggregated $34,609,998, of which $51,354,015 related to appreciated investment securities and $16,744,017 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2020 Fund - Class W

June 30, 2013

1.906840.103

FRX-W-X20-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.6%
	Shares	Value
Commodity Funds - 5.9%
Fidelity Series Commodity Strategy Fund Class F (a)	11,370,574	$ 89,827,535
Domestic Equity Funds - 33.7%
Spartan Total Market Index Fund Class F	10,881,913	510,797,000
TOTAL DOMESTIC EQUITY FUNDS (Cost $508,438,238)		600,624,535
International Equity Funds - 14.4%

Developed International Equity Funds - 14.4%
Fidelity Series Global ex U.S. Index Fund (Cost $207,885,581)	20,186,967	219,028,590
Bond Funds - 38.6%

Inflation-Protected Bond Funds - 8.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	12,518,999	134,579,244

	Shares	Value
Investment Grade Bond Funds - 29.7%
Spartan U.S. Bond Index Fund Class F	39,304,643	$ 450,431,213
TOTAL BOND FUNDS (Cost $598,498,113)		585,010,457
Short-Term Funds - 7.4%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b) (Cost $112,343,525)	112,343,525	112,343,525
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,427,165,457)	1,517,007,107
NET OTHER ASSETS (LIABILITIES) - 0.0%	(117,364)
NET ASSETS - 100%	$ 1,516,889,743
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,433,560,209. Net unrealized appreciation aggregated $83,446,898, of which $122,408,722 related to appreciated investment securities and $38,961,824 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2025 Fund - Class W

June 30, 2013

1.906843.103

FRX-W-X25-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.7%
	Shares	Value
Commodity Funds - 7.3%
Fidelity Series Commodity Strategy Fund Class F (a)	9,548,028	$ 75,429,422
Domestic Equity Funds - 41.4%
Spartan Total Market Index Fund Class F	9,129,069	428,518,522
TOTAL DOMESTIC EQUITY FUNDS (Cost $434,542,720)		503,947,944
International Equity Funds - 17.8%

Developed International Equity Funds - 17.8%
Fidelity Series Global ex U.S. Index Fund (Cost $176,263,655)	16,961,194	184,028,950
Bond Funds - 32.6%

Inflation-Protected Bond Funds - 5.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	5,656,824	60,810,863

	Shares	Value
Investment Grade Bond Funds - 26.7%
Spartan U.S. Bond Index Fund Class F	24,120,308	$ 276,418,731
TOTAL BOND FUNDS (Cost $345,096,480)		337,229,594
Short-Term Funds - 0.9%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b) (Cost $9,335,299)	9,335,299	9,335,299
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $965,238,154)		1,034,541,787
NET OTHER ASSETS (LIABILITIES) - 0.0%		(75,522)
NET ASSETS - 100%		$ 1,034,466,265
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $969,251,716. Net unrealized appreciation aggregated $65,290,071, of which $92,987,864 related to appreciated investment securities and $27,697,793 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2030 Fund - Class W

June 30, 2013

1.906845.103

FRX-W-X30-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.4%
	Shares	Value
Commodity Funds - 7.7%
Fidelity Series Commodity Strategy Fund Class F (a)	12,246,116	$ 96,744,313
Domestic Equity Funds - 43.7%
Spartan Total Market Index Fund Class F	11,691,959	548,820,560
TOTAL DOMESTIC EQUITY FUNDS (Cost $551,558,741)		645,564,873
International Equity Funds - 18.8%

Developed International Equity Funds - 18.8%
Fidelity Series Global ex U.S. Index Fund (Cost $223,965,356)	21,699,906	235,443,980
Bond Funds - 29.8%

Inflation-Protected Bond Funds - 2.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,420,336	36,768,613

	Shares	Value
Investment Grade Bond Funds - 26.9%
Spartan U.S. Bond Index Fund Class F	29,401,773	$ 336,944,314
TOTAL BOND FUNDS (Cost $382,594,662)		373,712,927
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,158,118,759)		1,254,721,780
NET OTHER ASSETS (LIABILITIES) - 0.0%		(91,866)
NET ASSETS - 100%		$ 1,254,629,914
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,163,482,616. Net unrealized appreciation aggregated $91,239,164, of which $124,602,995 related to appreciated investment securities and $33,363,831 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2035 Fund - Class W

June 30, 2013

1.906848.103

FRX-W-X35-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.2%
	Shares	Value
Commodity Funds - 8.9%
Fidelity Series Commodity Strategy Fund Class F (a)	8,308,509	$ 65,637,222
Domestic Equity Funds - 50.3%
Spartan Total Market Index Fund Class F	7,940,790	372,740,664
TOTAL DOMESTIC EQUITY FUNDS (Cost $381,684,445)		438,377,886
International Equity Funds - 21.6%

Developed International Equity Funds - 21.6%
Fidelity Series Global ex U.S. Index Fund (Cost $153,954,998)	14,743,516	159,967,151
Bond Funds - 19.2%
	Shares	Value
Investment Grade Bond Funds - 19.2%
Spartan U.S. Bond Index Fund Class F (Cost $145,555,505)	12,423,840	$ 142,377,207
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $681,194,948)	740,722,244
NET OTHER ASSETS (LIABILITIES) - 0.0%	(48,307)
NET ASSETS - 100%	$ 740,673,937
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $684,032,286. Net unrealized appreciation aggregated $56,689,958, of which $76,040,080 related to appreciated investment securities and $19,350,122 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2040 Fund - Class W

June 30, 2013

1.906850.103

FRX-W-X40-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.5%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F (a)	9,739,984	$ 76,945,873
Domestic Equity Funds - 51.4%
Spartan Total Market Index Fund Class F	9,308,592	436,945,295
TOTAL DOMESTIC EQUITY FUNDS (Cost $443,127,497)		513,891,168
International Equity Funds - 22.0%

Developed International Equity Funds - 22.0%
Fidelity Series Global ex U.S. Index Fund (Cost $178,931,693)	17,268,969	187,368,317
Bond Funds - 17.5%
	Shares	Value
Investment Grade Bond Funds - 17.5%
Spartan U.S. Bond Index Fund Class F (Cost $151,980,616)	12,966,624	$ 148,597,507
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $774,039,806)		849,856,992
NET OTHER ASSETS (LIABILITIES) - 0.0%		(56,139)
NET ASSETS - 100%		$ 849,800,853
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $777,528,061. Net unrealized appreciation aggregated $72,328,931, of which $94,292,094 related to appreciated investment securities and $21,963,163 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2045 Fund - Class W

June 30, 2013

1.906853.103

FRX-W-X45-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.1%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund Class F (a)	4,862,395	$ 38,412,920
Domestic Equity Funds - 52.8%
Spartan Total Market Index Fund Class F	4,638,252	217,719,566
TOTAL DOMESTIC EQUITY FUNDS (Cost $225,453,381)		256,132,486
International Equity Funds - 22.6%

Developed International Equity Funds - 22.6%
Fidelity Series Global ex U.S. Index Fund (Cost $90,050,556)	8,596,300	93,269,856
Bond Funds - 15.3%
	Shares	Value
Investment Grade Bond Funds - 15.3%
Spartan U.S. Bond Index Fund Class F (Cost $64,928,145)	5,529,335	$ 63,366,184
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $380,432,082)		412,768,526
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,110)
NET ASSETS - 100%		$ 412,742,416
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $381,951,873. Net unrealized appreciation aggregated $30,816,653, of which $41,288,519 related to appreciated investment securities and $10,471,866 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2050 Fund - Class W

June 30, 2013

1.906855.103

FRX-W-X50-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.6%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund Class F (a)	4,216,914	$ 33,313,617
Domestic Equity Funds - 53.2%
Spartan Total Market Index Fund Class F	4,020,811	188,736,848
TOTAL DOMESTIC EQUITY FUNDS (Cost $195,832,543)		222,050,465
International Equity Funds - 22.8%

Developed International Equity Funds - 22.8%
Fidelity Series Global ex U.S. Index Fund (Cost $78,184,008)	7,464,525	80,990,096
Bond Funds - 14.6%
	Shares	Value
Investment Grade Bond Funds - 14.6%
Spartan U.S. Bond Index Fund Class F (Cost $53,182,942)	4,513,614	$ 51,726,015
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $327,199,493)		354,766,576
NET OTHER ASSETS (LIABILITIES) - 0.0%		(22,701)
NET ASSETS - 100%		$ 354,743,875
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $328,588,493. Net unrealized appreciation aggregated $26,178,083, of which $35,093,578 related to appreciated investment securities and $8,915,495 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2055 Fund - Class W

June 30, 2013

1.927055.102

FRX-W-55-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Commodity Funds - 9.8%
Fidelity Series Commodity Strategy Fund Class F (a)	526,485	$ 4,159,228
Domestic Equity Funds - 55.8%
Spartan Total Market Index Fund Class F	502,055	23,566,482
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,921,383)		27,725,710
International Equity Funds - 23.9%

Developed International Equity Funds - 23.9%
Fidelity Series Global ex U.S. Index Fund (Cost $10,113,159)	930,769	10,098,844
Bond Funds - 10.5%
	Shares	Value
Investment Grade Bond Funds - 10.5%
Spartan U.S. Bond Index Fund Class F (Cost $4,550,704)	385,710	$ 4,420,237
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $40,585,246)		42,244,791
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,494)
NET ASSETS - 100%		$ 42,242,297
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $40,690,686. Net unrealized appreciation aggregated $1,554,105, of which $2,587,936 related to appreciated investment securities and $1,033,831 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index Income Fund - Class W

June 30, 2013

1.906830.103

FRX-W-INC-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.6%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F (a)	329,656	$ 2,604,284
Domestic Equity Funds - 12.6%
Spartan Total Market Index Fund Class F	352,498	16,546,272
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,101,701)		19,150,556
International Equity Funds - 5.4%

Developed International Equity Funds - 5.4%
Fidelity Series Global ex U.S. Index Fund (Cost $6,613,027)	655,967	7,117,241
Bond Funds - 40.0%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,469,633	15,798,554

	Shares	Value
Investment Grade Bond Funds - 28.0%
Spartan U.S. Bond Index Fund Class F	3,215,021	$ 36,844,145
TOTAL BOND FUNDS (Cost $53,794,710)		52,642,699
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b) (Cost $52,624,533)	52,624,533	52,624,533
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $129,133,971)		131,535,029
NET OTHER ASSETS (LIABILITIES) - 0.0%		(9,919)
NET ASSETS - 100%		$ 131,525,110
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $129,476,511. Net unrealized appreciation aggregated $2,058,518, of which $4,238,416 related to appreciated investment securities and $2,179,898 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2000 Fund

June 30, 2013

1.907102.103

FF-K-00-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund Class F (a)	1,658,871	$ 13,105,078
Domestic Equity Funds - 13.3%
Fidelity Blue Chip Growth Fund Class F	189,121	10,556,732
Fidelity Growth Company Fund Class F	130,011	13,655,009
Fidelity Series 100 Index Fund	325,883	3,457,619
Fidelity Series All-Sector Equity Fund Class F	1,140,093	15,037,832
Fidelity Series Equity Income Fund Class F	854,386	9,808,351
Fidelity Series Intrinsic Opportunities Fund Class F	600,256	7,257,100
Fidelity Series Large Cap Value Fund Class F	722,257	8,695,979
Fidelity Series Mega Cap Fund Class F	314,129	3,625,049
Fidelity Series Opportunistic Insights Fund Class F	626,766	7,082,459
Fidelity Series Real Estate Equity Fund Class F	117,179	1,492,855
Fidelity Series Small Cap Opportunities Fund Class F	310,777	3,943,763
Fidelity Series Stock Selector Large Cap Value Fund Class F	834,217	9,718,624
Fidelity Small Cap Growth Fund Class F	110,327	2,081,869
Fidelity Small Cap Value Fund Class F	113,618	2,142,829
TOTAL DOMESTIC EQUITY FUNDS		98,556,070
TOTAL DOMESTIC EQUITY FUNDS (Cost $97,131,435)		111,661,148
International Equity Funds - 5.2%

Developed International Equity Funds - 4.1%
Fidelity Series International Growth Fund Class F	1,120,694	13,907,817
Fidelity Series International Small Cap Fund Class F	203,638	2,812,247
Fidelity Series International Value Fund Class F	1,410,843	13,826,264
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		30,546,328

	Shares	Value
Emerging Markets Equity Funds - 1.1%
Fidelity Series Emerging Markets Fund Class F	541,174	$ 8,447,719
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,097,112)		38,994,047
Bond Funds - 39.7%

High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F	375,640	3,824,011
Fidelity Series Floating Rate High Income Fund Class F	804,352	8,469,832
Fidelity Series High Income Fund Class F	3,558,357	36,224,069
Fidelity Series Real Estate Income Fund Class F	234,996	2,662,507
TOTAL HIGH YIELD BOND FUNDS		51,180,419
Inflation-Protected Bond Funds - 11.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,578,831	81,472,438
Investment Grade Bond Funds - 21.8%
Fidelity Series Investment Grade Bond Fund Class F	14,411,385	161,119,284
TOTAL BOND FUNDS (Cost $298,793,067)		293,772,141
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)	162,869,250	162,869,250
Fidelity Short-Term Bond Fund Class F	15,613,271	133,337,331
TOTAL SHORT-TERM FUNDS (Cost $294,938,850)		296,206,581
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $725,960,464)		740,633,917
NET OTHER ASSETS (LIABILITIES) - 0.0%		(31,125)
NET ASSETS - 100%		$ 740,602,792
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $726,921,965. Net unrealized appreciation aggregated $13,711,952, of which $25,418,714 related to appreciated investment securities and $11,706,762 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2005 Fund

June 30, 2013

1.907104.103

FF-K-05-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.6%
	Shares	Value
Commodity Funds - 3.6%
Fidelity Series Commodity Strategy Fund Class F (a)	2,263,577	$ 17,882,259
Domestic Equity Funds - 22.0%
Fidelity Blue Chip Growth Fund Class F	220,286	12,296,386
Fidelity Growth Company Fund Class F	148,255	15,571,227
Fidelity Series 100 Index Fund	363,992	3,861,953
Fidelity Series All-Sector Equity Fund Class F	1,300,435	17,152,741
Fidelity Series Equity Income Fund Class F	966,831	11,099,226
Fidelity Series Intrinsic Opportunities Fund Class F	640,570	7,744,491
Fidelity Series Large Cap Value Fund Class F	729,743	8,786,104
Fidelity Series Mega Cap Fund Class F	357,507	4,125,635
Fidelity Series Opportunistic Insights Fund Class F	712,943	8,056,255
Fidelity Series Real Estate Equity Fund Class F	134,794	1,717,275
Fidelity Series Small Cap Opportunities Fund Class F	363,434	4,611,983
Fidelity Series Stock Selector Large Cap Value Fund Class F	911,064	10,613,898
Fidelity Small Cap Growth Fund Class F	129,923	2,451,639
Fidelity Small Cap Value Fund Class F	133,610	2,519,878
TOTAL DOMESTIC EQUITY FUNDS		110,608,691
TOTAL DOMESTIC EQUITY FUNDS (Cost $113,043,076)		128,490,950
International Equity Funds - 8.8%

Developed International Equity Funds - 6.9%
Fidelity Series International Growth Fund Class F	1,266,305	15,714,839
Fidelity Series International Small Cap Fund Class F	228,430	3,154,622
Fidelity Series International Value Fund Class F	1,598,005	15,660,445
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		34,529,906

	Shares	Value
Emerging Markets Equity Funds - 1.9%
Fidelity Series Emerging Markets Fund Class F	625,552	$ 9,764,865
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $39,595,897)		44,294,771
Bond Funds - 33.9%

High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund Class F	291,487	2,967,337
Fidelity Series Floating Rate High Income Fund Class F	545,635	5,745,538
Fidelity Series High Income Fund Class F	2,359,954	24,024,330
Fidelity Series Real Estate Income Fund Class F	202,963	2,299,574
TOTAL HIGH YIELD BOND FUNDS		35,036,779
Inflation-Protected Bond Funds - 8.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,120,824	44,298,856
Investment Grade Bond Funds - 18.1%
Fidelity Series Investment Grade Bond Fund Class F	8,128,737	90,879,283
TOTAL BOND FUNDS (Cost $173,247,153)		170,214,918
Short-Term Funds - 31.7%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)	87,787,264	87,787,264
Fidelity Short-Term Bond Fund Class F	8,366,770	71,452,212
TOTAL SHORT-TERM FUNDS (Cost $158,936,610)		159,239,476
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $484,822,736)	502,240,115
NET OTHER ASSETS (LIABILITIES) - 0.0%	(21,124)
NET ASSETS - 100%	$ 502,218,991
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $486,168,698. Net unrealized appreciation aggregated $16,071,417, of which $26,181,616 related to appreciated investment securities and $10,110,199 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2010 Fund

June 30, 2013

1.907106.103

FF-K-10-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.4%
	Shares	Value
Commodity Funds - 4.8%
Fidelity Series Commodity Strategy Fund Class F (a)	27,822,813	$ 219,800,221
Domestic Equity Funds - 30.6%
Fidelity Blue Chip Growth Fund Class F	2,715,252	151,565,377
Fidelity Growth Company Fund Class F	1,854,536	194,781,903
Fidelity Series 100 Index Fund	4,611,161	48,924,422
Fidelity Series All-Sector Equity Fund Class F	16,314,979	215,194,573
Fidelity Series Equity Income Fund Class F	12,328,143	141,527,077
Fidelity Series Intrinsic Opportunities Fund Class F	8,297,758	100,319,896
Fidelity Series Large Cap Value Fund Class F	9,738,548	117,252,121
Fidelity Series Mega Cap Fund Class F	4,605,244	53,144,512
Fidelity Series Opportunistic Insights Fund Class F	9,057,985	102,355,231
Fidelity Series Real Estate Equity Fund Class F	1,589,962	20,256,122
Fidelity Series Small Cap Opportunities Fund Class F	4,402,281	55,864,944
Fidelity Series Stock Selector Large Cap Value Fund Class F	11,897,359	138,604,230
Fidelity Small Cap Growth Fund Class F	1,564,767	29,527,156
Fidelity Small Cap Value Fund Class F	1,602,659	30,226,153
TOTAL DOMESTIC EQUITY FUNDS		1,399,543,717
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,428,138,574)		1,619,343,938
International Equity Funds - 12.5%

Developed International Equity Funds - 9.9%
Fidelity Series International Growth Fund Class F	16,428,908	203,882,743
Fidelity Series International Small Cap Fund Class F	3,023,410	41,753,298
Fidelity Series International Value Fund Class F	20,919,671	205,012,772
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		450,648,813

	Shares	Value
Emerging Markets Equity Funds - 2.6%
Fidelity Series Emerging Markets Fund Class F	7,732,224	$ 120,700,017
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $517,474,113)		571,348,830
Bond Funds - 38.6%

High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund Class F	2,883,711	29,356,179
Fidelity Series Floating Rate High Income Fund Class F	4,968,260	52,315,780
Fidelity Series High Income Fund Class F	21,407,769	217,931,092
Fidelity Series Real Estate Income Fund Class F	2,015,865	22,839,753
TOTAL HIGH YIELD BOND FUNDS		322,442,804
Inflation-Protected Bond Funds - 9.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	41,544,776	446,606,340
Investment Grade Bond Funds - 21.8%
Fidelity Series Investment Grade Bond Fund Class F	89,121,536	996,378,770
TOTAL BOND FUNDS (Cost $1,794,191,569)		1,765,427,914
Short-Term Funds - 13.5%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)	339,127,840	339,127,840
Fidelity Short-Term Bond Fund Class F	32,347,898	276,251,052
TOTAL SHORT-TERM FUNDS (Cost $613,646,623)		615,378,892
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,353,450,879)		4,571,499,574
NET OTHER ASSETS (LIABILITIES) - 0.0%		(194,064)
NET ASSETS - 100%		$ 4,571,305,510
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $4,363,335,507. Net unrealized appreciation aggregated $208,164,067, of which $323,150,381 related to appreciated investment securities and $114,986,314 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2015 Fund

June 30, 2013

1.907108.103

FF-K-15-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.9%
	Shares	Value
Commodity Funds - 5.0%
Fidelity Series Commodity Strategy Fund Class F (a)	45,253,311	$ 357,501,156
Domestic Equity Funds - 31.9%
Fidelity Blue Chip Growth Fund Class F	4,418,801	246,657,451
Fidelity Growth Company Fund Class F	3,000,720	315,165,610
Fidelity Series 100 Index Fund	7,487,901	79,446,629
Fidelity Series All-Sector Equity Fund Class F	26,422,364	348,510,986
Fidelity Series Equity Income Fund Class F	19,752,177	226,754,989
Fidelity Series Intrinsic Opportunities Fund Class F	13,656,368	165,105,493
Fidelity Series Large Cap Value Fund Class F	15,803,412	190,273,076
Fidelity Series Mega Cap Fund Class F	7,422,743	85,658,449
Fidelity Series Opportunistic Insights Fund Class F	14,575,310	164,701,003
Fidelity Series Real Estate Equity Fund Class F	2,628,793	33,490,826
Fidelity Series Small Cap Opportunities Fund Class F	7,161,795	90,883,173
Fidelity Series Stock Selector Large Cap Value Fund Class F	18,641,179	217,169,739
Fidelity Small Cap Growth Fund Class F	2,546,733	48,056,844
Fidelity Small Cap Value Fund Class F	2,600,632	49,047,912
TOTAL DOMESTIC EQUITY FUNDS		2,260,922,180
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,332,931,855)		2,618,423,336
International Equity Funds - 13.2%

Developed International Equity Funds - 10.4%
Fidelity Series International Growth Fund Class F	26,970,911	334,709,006
Fidelity Series International Small Cap Fund Class F	4,933,724	68,134,729
Fidelity Series International Value Fund Class F	34,079,994	333,983,944
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		736,827,679

	Shares	Value
Emerging Markets Equity Funds - 2.8%
Fidelity Series Emerging Markets Fund Class F	12,566,701	$ 196,166,206
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $850,458,084)		932,993,885
Bond Funds - 39.8%

High Yield Bond Funds - 7.0%
Fidelity Series Emerging Markets Debt Fund Class F	4,179,514	42,547,454
Fidelity Series Floating Rate High Income Fund Class F	7,717,350	81,263,698
Fidelity Series High Income Fund Class F	32,961,727	335,550,378
Fidelity Series Real Estate Income Fund Class F	3,482,493	39,456,647
TOTAL HIGH YIELD BOND FUNDS		498,818,177
Inflation-Protected Bond Funds - 9.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	65,008,408	698,840,388
Investment Grade Bond Funds - 22.9%
Fidelity Series Investment Grade Bond Fund Class F	144,868,528	1,619,630,139
TOTAL BOND FUNDS (Cost $2,879,959,895)		2,817,288,704
Short-Term Funds - 10.1%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)	393,804,445	393,804,445
Fidelity Short-Term Bond Fund Class F	37,625,232	321,319,479
TOTAL SHORT-TERM FUNDS (Cost $713,228,548)		715,123,924
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,776,578,382)		7,083,829,849
NET OTHER ASSETS (LIABILITIES) - 0.0%		(302,563)
NET ASSETS - 100%		$ 7,083,527,286
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $6,790,706,338. Net unrealized appreciation aggregated $293,123,511, of which $482,974,160 related to appreciated investment securities and $189,850,649 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2020 Fund

June 30, 2013

1.907110.103

FF-K-20-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.4%
	Shares	Value
Commodity Funds - 5.6%
Fidelity Series Commodity Strategy Fund Class F (a)	115,235,740	$ 910,362,344
Domestic Equity Funds - 34.8%
Fidelity Blue Chip Growth Fund Class F	10,976,245	612,693,971
Fidelity Growth Company Fund Class F	7,460,386	783,564,296
Fidelity Series 100 Index Fund	18,765,329	199,100,145
Fidelity Series All-Sector Equity Fund Class F	66,202,907	873,216,347
Fidelity Series Equity Income Fund Class F	49,041,584	562,997,383
Fidelity Series Intrinsic Opportunities Fund Class F	32,980,249	398,731,212
Fidelity Series Large Cap Value Fund Class F	38,722,431	466,218,069
Fidelity Series Mega Cap Fund Class F	18,279,409	210,944,381
Fidelity Series Opportunistic Insights Fund Class F	36,236,666	409,474,327
Fidelity Series Real Estate Equity Fund Class F	6,606,925	84,172,224
Fidelity Series Small Cap Opportunities Fund Class F	17,893,379	227,066,979
Fidelity Series Stock Selector Large Cap Value Fund Class F	47,201,121	549,893,064
Fidelity Small Cap Growth Fund Class F	6,341,366	119,661,575
Fidelity Small Cap Value Fund Class F	6,488,328	122,369,869
TOTAL DOMESTIC EQUITY FUNDS		5,620,103,842
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,840,352,770)		6,530,466,186
International Equity Funds - 14.2%

Developed International Equity Funds - 11.2%
Fidelity Series International Growth Fund Class F	66,693,320	827,664,102
Fidelity Series International Small Cap Fund Class F	12,137,714	167,621,832
Fidelity Series International Value Fund Class F	84,058,671	823,774,979
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,819,060,913

	Shares	Value
Emerging Markets Equity Funds - 3.0%
Fidelity Series Emerging Markets Fund Class F	31,209,297	$ 487,177,124
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,103,603,851)		2,306,238,037
Bond Funds - 38.0%

High Yield Bond Funds - 7.7%
Fidelity Series Emerging Markets Debt Fund Class F	11,304,756	115,082,415
Fidelity Series Floating Rate High Income Fund Class F	17,582,530	185,144,044
Fidelity Series High Income Fund Class F	82,796,238	842,865,704
Fidelity Series Real Estate Income Fund Class F	8,527,316	96,614,487
TOTAL HIGH YIELD BOND FUNDS		1,239,706,650
Inflation-Protected Bond Funds - 8.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	123,964,932	1,332,623,014
Investment Grade Bond Funds - 22.1%
Fidelity Series Investment Grade Bond Fund Class F	319,824,502	3,575,637,929
TOTAL BOND FUNDS (Cost $6,288,024,548)		6,147,967,593
Short-Term Funds - 7.4%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)	656,875,912	656,875,912
Fidelity Short-Term Bond Fund Class F	62,649,493	535,026,671
TOTAL SHORT-TERM FUNDS (Cost $1,191,321,588)		1,191,902,583
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,423,302,757)		16,176,574,399
NET OTHER ASSETS (LIABILITIES) - 0.0%		(684,353)
NET ASSETS - 100%		$ 16,175,890,046
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $15,445,507,454. Net unrealized appreciation aggregated $731,066,945, of which $1,185,448,453 related to appreciated investment securities and $454,381,508 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2025 Fund

June 30, 2013

1.907113.103

FF-K-25-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.4%
	Shares	Value
Commodity Funds - 6.8%
Fidelity Series Commodity Strategy Fund Class F (a)	88,126,609	$ 696,200,207
Domestic Equity Funds - 42.6%
Fidelity Blue Chip Growth Fund Class F	8,480,854	473,401,260
Fidelity Growth Company Fund Class F	5,786,251	607,729,985
Fidelity Series 100 Index Fund	14,607,026	154,980,543
Fidelity Series All-Sector Equity Fund Class F	51,245,580	675,929,207
Fidelity Series Equity Income Fund Class F	37,263,243	427,782,033
Fidelity Series Intrinsic Opportunities Fund Class F	26,072,461	315,216,057
Fidelity Series Large Cap Value Fund Class F	30,706,507	369,706,345
Fidelity Series Mega Cap Fund Class F	14,009,255	161,666,807
Fidelity Series Opportunistic Insights Fund Class F	27,396,324	309,578,458
Fidelity Series Real Estate Equity Fund Class F	5,073,252	64,633,236
Fidelity Series Small Cap Opportunities Fund Class F	13,869,285	176,001,229
Fidelity Series Stock Selector Large Cap Value Fund Class F	35,745,286	416,432,579
Fidelity Small Cap Growth Fund Class F	5,001,156	94,371,817
Fidelity Small Cap Value Fund Class F	5,130,148	96,754,584
TOTAL DOMESTIC EQUITY FUNDS		4,344,184,140
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,547,349,202)		5,040,384,347
International Equity Funds - 17.5%

Developed International Equity Funds - 13.9%
Fidelity Series International Growth Fund Class F	51,529,126	639,476,457
Fidelity Series International Small Cap Fund Class F	9,656,517	133,356,499
Fidelity Series International Value Fund Class F	65,763,867	644,485,892
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,417,318,848

	Shares	Value
Emerging Markets Equity Funds - 3.6%
Fidelity Series Emerging Markets Fund Class F	23,960,270	$ 374,019,819
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,650,894,312)		1,791,338,667
Bond Funds - 32.2%

High Yield Bond Funds - 9.1%
Fidelity Series Emerging Markets Debt Fund Class F	6,894,604	70,187,072
Fidelity Series Floating Rate High Income Fund Class F	8,977,362	94,531,618
Fidelity Series High Income Fund Class F	69,359,728	706,082,028
Fidelity Series Real Estate Income Fund Class F	4,750,017	53,817,693
TOTAL HIGH YIELD BOND FUNDS		924,618,411
Inflation-Protected Bond Funds - 5.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	52,675,988	566,266,875
Investment Grade Bond Funds - 17.6%
Fidelity Series Investment Grade Bond Fund Class F	160,785,393	1,797,580,689
TOTAL BOND FUNDS (Cost $3,360,759,846)		3,288,465,975
Short-Term Funds - 0.9%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)	51,186,094	51,186,094
Fidelity Short-Term Bond Fund Class F	4,875,952	41,640,632
TOTAL SHORT-TERM FUNDS (Cost $92,982,670)		92,826,726
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,651,986,030)		10,213,015,715
NET OTHER ASSETS (LIABILITIES) - 0.0%		(431,566)
NET ASSETS - 100%		$ 10,212,584,149
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $9,669,171,862. Net unrealized appreciation aggregated $543,843,853, of which $839,327,962 related to appreciated investment securities and $295,484,109 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2030 Fund

June 30, 2013

1.907115.103

FF-K-30-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.0%
	Shares	Value
Commodity Funds - 7.2%
Fidelity Series Commodity Strategy Fund Class F (a)	119,336,233	$ 942,756,237
Domestic Equity Funds - 44.8%
Fidelity Blue Chip Growth Fund Class F	11,459,007	639,641,791
Fidelity Growth Company Fund Class F	7,890,160	828,703,486
Fidelity Series 100 Index Fund	19,685,659	208,864,842
Fidelity Series All-Sector Equity Fund Class F	69,294,121	913,989,454
Fidelity Series Equity Income Fund Class F	50,919,992	584,561,510
Fidelity Series Intrinsic Opportunities Fund Class F	35,633,094	430,804,101
Fidelity Series Large Cap Value Fund Class F	42,123,428	507,166,077
Fidelity Series Mega Cap Fund Class F	19,226,686	221,875,957
Fidelity Series Opportunistic Insights Fund Class F	37,492,790	423,668,522
Fidelity Series Real Estate Equity Fund Class F	6,758,009	86,097,041
Fidelity Series Small Cap Opportunities Fund Class F	18,737,417	237,777,826
Fidelity Series Stock Selector Large Cap Value Fund Class F	49,004,847	570,906,467
Fidelity Small Cap Growth Fund Class F	6,872,323	129,680,728
Fidelity Small Cap Value Fund Class F	7,069,038	133,322,062
TOTAL DOMESTIC EQUITY FUNDS		5,917,059,864
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,176,754,157)		6,859,816,101
International Equity Funds - 18.5%

Developed International Equity Funds - 14.6%
Fidelity Series International Growth Fund Class F	70,136,954	870,399,604
Fidelity Series International Small Cap Fund Class F	13,035,825	180,024,739
Fidelity Series International Value Fund Class F	88,990,212	872,104,077
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,922,528,420

	Shares	Value
Emerging Markets Equity Funds - 3.9%
Fidelity Series Emerging Markets Fund Class F	33,169,407	$ 517,774,442
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,248,097,122)		2,440,302,862
Bond Funds - 29.5%

High Yield Bond Funds - 9.1%
Fidelity Series Emerging Markets Debt Fund Class F	9,025,649	91,881,104
Fidelity Series Floating Rate High Income Fund Class F	11,110,186	116,990,262
Fidelity Series High Income Fund Class F	91,510,097	931,572,791
Fidelity Series Real Estate Income Fund Class F	5,941,903	67,321,760
TOTAL HIGH YIELD BOND FUNDS		1,207,765,917
Inflation-Protected Bond Funds - 2.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	33,846,966	363,854,884
Investment Grade Bond Funds - 17.6%
Fidelity Series Investment Grade Bond Fund Class F	208,456,736	2,330,546,311
TOTAL BOND FUNDS (Cost $3,983,562,416)		3,902,167,112
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,408,413,695)	13,202,286,075
NET OTHER ASSETS (LIABILITIES) - 0.0%	(557,406)
NET ASSETS - 100%	$ 13,201,728,669
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $12,432,710,508. Net unrealized appreciation aggregated $769,575,567, of which $1,164,278,762 related to appreciated investment securities and $394,703,195 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2035 Fund

June 30, 2013

1.907117.103

FF-K-35-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.8%
	Shares	Value
Commodity Funds - 8.4%
Fidelity Series Commodity Strategy Fund Class F (a)	81,062,104	$ 640,390,625
Domestic Equity Funds - 51.4%
Fidelity Blue Chip Growth Fund Class F	7,662,345	427,712,102
Fidelity Growth Company Fund Class F	5,225,553	548,839,875
Fidelity Series 100 Index Fund	12,904,142	136,912,948
Fidelity Series All-Sector Equity Fund Class F	45,940,173	605,950,881
Fidelity Series Equity Income Fund Class F	33,757,922	387,540,945
Fidelity Series Intrinsic Opportunities Fund Class F	23,620,586	285,572,885
Fidelity Series Large Cap Value Fund Class F	27,927,937	336,252,359
Fidelity Series Mega Cap Fund Class F	13,057,666	150,685,466
Fidelity Series Opportunistic Insights Fund Class F	24,837,860	280,667,814
Fidelity Series Real Estate Equity Fund Class F	4,693,657	59,797,191
Fidelity Series Small Cap Opportunities Fund Class F	12,429,380	157,728,835
Fidelity Series Stock Selector Large Cap Value Fund Class F	31,760,954	370,015,111
Fidelity Small Cap Growth Fund Class F	4,495,029	84,821,206
Fidelity Small Cap Value Fund Class F	4,584,797	86,469,274
TOTAL DOMESTIC EQUITY FUNDS		3,918,966,892
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,139,628,986)		4,559,357,517
International Equity Funds - 21.3%

Developed International Equity Funds - 16.7%
Fidelity Series International Growth Fund Class F	46,632,831	578,713,434
Fidelity Series International Small Cap Fund Class F	8,629,836	119,178,030
Fidelity Series International Value Fund Class F	58,921,925	577,434,863
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,275,326,327

	Shares	Value
Emerging Markets Equity Funds - 4.6%
Fidelity Series Emerging Markets Fund Class F	22,351,535	$ 348,907,455
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,504,961,997)		1,624,233,782
Bond Funds - 18.9%

High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund Class F	5,390,598	54,876,291
Fidelity Series Floating Rate High Income Fund Class F	5,763,871	60,693,563
Fidelity Series High Income Fund Class F	51,889,853	528,238,700
Fidelity Series Real Estate Income Fund Class F	2,995,386	33,937,720
TOTAL HIGH YIELD BOND FUNDS		677,746,274
Investment Grade Bond Funds - 10.0%
Fidelity Series Investment Grade Bond Fund Class F	68,573,619	766,653,062
TOTAL BOND FUNDS (Cost $1,463,899,412)		1,444,399,336
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,108,490,395)		7,627,990,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		(321,856)
NET ASSETS - 100%		$ 7,627,668,779
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $7,120,601,421. Net unrealized appreciation aggregated $507,389,214, of which $721,916,591 related to appreciated investment securities and $214,527,377 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2040 Fund

June 30, 2013

1.907119.103

FF-K-40-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
Commodity Funds - 8.6%
Fidelity Series Commodity Strategy Fund Class F (a)	91,742,065	$ 724,762,313
Domestic Equity Funds - 52.3%
Fidelity Blue Chip Growth Fund Class F	8,642,694	482,435,160
Fidelity Growth Company Fund Class F	5,900,940	619,775,695
Fidelity Series 100 Index Fund	14,427,264	153,073,270
Fidelity Series All-Sector Equity Fund Class F	51,598,121	680,579,211
Fidelity Series Equity Income Fund Class F	38,367,419	440,457,969
Fidelity Series Intrinsic Opportunities Fund Class F	26,838,576	324,478,389
Fidelity Series Large Cap Value Fund Class F	31,500,415	379,264,993
Fidelity Series Mega Cap Fund Class F	14,933,992	172,338,263
Fidelity Series Opportunistic Insights Fund Class F	28,227,266	318,968,111
Fidelity Series Real Estate Equity Fund Class F	5,285,695	67,339,756
Fidelity Series Small Cap Opportunities Fund Class F	13,956,873	177,112,715
Fidelity Series Stock Selector Large Cap Value Fund Class F	35,804,597	417,123,552
Fidelity Small Cap Growth Fund Class F	5,104,546	96,322,775
Fidelity Small Cap Value Fund Class F	5,207,139	98,206,635
TOTAL DOMESTIC EQUITY FUNDS		4,427,476,494
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,673,913,930)		5,152,238,807
International Equity Funds - 21.7%

Developed International Equity Funds - 17.0%
Fidelity Series International Growth Fund Class F	52,642,135	653,288,894
Fidelity Series International Small Cap Fund Class F	9,703,128	134,000,195
Fidelity Series International Value Fund Class F	66,673,969	653,404,896
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,440,693,985

	Shares	Value
Emerging Markets Equity Funds - 4.7%
Fidelity Series Emerging Markets Fund Class F	25,502,015	$ 398,086,456
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,705,309,870)		1,838,780,441
Bond Funds - 17.4%

High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund Class F	6,135,975	62,464,223
Fidelity Series Floating Rate High Income Fund Class F	5,949,818	62,651,581
Fidelity Series High Income Fund Class F	58,085,330	591,308,664
Fidelity Series Real Estate Income Fund Class F	3,177,506	36,001,141
TOTAL HIGH YIELD BOND FUNDS		752,425,609
Investment Grade Bond Funds - 8.5%
Fidelity Series Investment Grade Bond Fund Class F	64,043,965	716,011,531
TOTAL BOND FUNDS (Cost $1,482,687,765)		1,468,437,140
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,861,911,565)		8,459,456,388
NET OTHER ASSETS (LIABILITIES) - 0.0%		(357,231)
NET ASSETS - 100%		$ 8,459,099,157
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $7,879,265,969. Net unrealized appreciation aggregated $580,190,419, of which $824,716,078 related to appreciated investment securities and $244,525,659 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2045 Fund

June 30, 2013

1.907121.103

FF-K-45-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.5%
	Shares	Value
Commodity Funds - 8.8%
Fidelity Series Commodity Strategy Fund Class F (a)	45,066,313	$ 356,023,872
Domestic Equity Funds - 53.7%
Fidelity Blue Chip Growth Fund Class F	4,264,084	238,021,152
Fidelity Growth Company Fund Class F	2,902,239	304,822,156
Fidelity Series 100 Index Fund	7,097,799	75,307,650
Fidelity Series All-Sector Equity Fund Class F	25,344,418	334,292,875
Fidelity Series Equity Income Fund Class F	18,634,999	213,929,783
Fidelity Series Intrinsic Opportunities Fund Class F	13,117,540	158,591,061
Fidelity Series Large Cap Value Fund Class F	15,421,178	185,670,986
Fidelity Series Mega Cap Fund Class F	7,296,607	84,202,840
Fidelity Series Opportunistic Insights Fund Class F	13,722,296	155,061,940
Fidelity Series Real Estate Equity Fund Class F	2,642,930	33,670,931
Fidelity Series Small Cap Opportunities Fund Class F	6,865,271	87,120,292
Fidelity Series Stock Selector Large Cap Value Fund Class F	17,284,279	201,361,853
Fidelity Small Cap Growth Fund Class F	2,498,759	47,151,580
Fidelity Small Cap Value Fund Class F	2,546,656	48,029,928
TOTAL DOMESTIC EQUITY FUNDS		2,167,235,027
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,313,407,425)		2,523,258,899
International Equity Funds - 22.3%

Developed International Equity Funds - 17.5%
Fidelity Series International Growth Fund Class F	25,840,473	320,680,275
Fidelity Series International Small Cap Fund Class F	4,785,776	66,091,563
Fidelity Series International Value Fund Class F	32,699,687	320,456,929
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		707,228,767

	Shares	Value
Emerging Markets Equity Funds - 4.8%
Fidelity Series Emerging Markets Fund Class F	12,456,298	$ 194,442,809
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $842,856,951)		901,671,576
Bond Funds - 15.2%

High Yield Bond Funds - 10.5%
Fidelity Series Emerging Markets Debt Fund Class F	2,816,806	28,675,081
Fidelity Series Floating Rate High Income Fund Class F	1,397,900	14,719,885
Fidelity Series High Income Fund Class F	36,049,349	366,982,367
Fidelity Series Real Estate Income Fund Class F	1,250,776	14,171,297
TOTAL HIGH YIELD BOND FUNDS		424,548,630
Investment Grade Bond Funds - 4.7%
Fidelity Series Investment Grade Bond Fund Class F	16,737,910	187,129,839
TOTAL BOND FUNDS (Cost $612,711,147)		611,678,469
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,768,975,523)		4,036,608,944
NET OTHER ASSETS (LIABILITIES) - 0.0%		(169,922)
NET ASSETS - 100%		$ 4,036,439,022
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $3,774,353,747. Net unrealized appreciation aggregated $262,255,197, of which $368,789,550 related to appreciated investment securities and $106,534,353 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2050 Fund

June 30, 2013

1.907123.103

FF-K-50-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.1%
	Shares	Value
Commodity Funds - 9.0%
Fidelity Series Commodity Strategy Fund Class F (a)	35,236,196	$ 278,365,948
Domestic Equity Funds - 54.1%
Fidelity Blue Chip Growth Fund Class F	3,308,663	184,689,564
Fidelity Growth Company Fund Class F	2,234,368	234,675,638
Fidelity Series 100 Index Fund	5,479,422	58,136,671
Fidelity Series All-Sector Equity Fund Class F	19,655,827	259,260,359
Fidelity Series Equity Income Fund Class F	14,583,112	167,414,121
Fidelity Series Intrinsic Opportunities Fund Class F	10,179,732	123,072,956
Fidelity Series Large Cap Value Fund Class F	11,838,052	142,530,142
Fidelity Series Mega Cap Fund Class F	5,683,900	65,592,211
Fidelity Series Opportunistic Insights Fund Class F	10,695,788	120,862,410
Fidelity Series Real Estate Equity Fund Class F	2,055,961	26,192,939
Fidelity Series Small Cap Opportunities Fund Class F	5,329,064	67,625,820
Fidelity Series Stock Selector Large Cap Value Fund Class F	13,409,380	156,219,282
Fidelity Small Cap Growth Fund Class F	1,911,339	36,066,964
Fidelity Small Cap Value Fund Class F	1,939,034	36,570,177
TOTAL DOMESTIC EQUITY FUNDS		1,678,909,254
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,798,520,549)		1,957,275,202
International Equity Funds - 22.6%

Developed International Equity Funds - 17.7%
Fidelity Series International Growth Fund Class F	19,978,700	247,935,664
Fidelity Series International Small Cap Fund Class F	3,692,595	50,994,731
Fidelity Series International Value Fund Class F	25,388,196	248,804,319
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		547,734,714

	Shares	Value
Emerging Markets Equity Funds - 4.9%
Fidelity Series Emerging Markets Fund Class F	9,763,987	$ 152,415,841
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $655,069,286)		700,150,555
Bond Funds - 14.3%

High Yield Bond Funds - 10.4%
Fidelity Series Emerging Markets Debt Fund Class F	2,111,755	21,497,664
Fidelity Series Floating Rate High Income Fund Class F	285,380	3,005,050
Fidelity Series High Income Fund Class F	28,431,235	289,429,972
Fidelity Series Real Estate Income Fund Class F	837,930	9,493,752
TOTAL HIGH YIELD BOND FUNDS		323,426,438
Investment Grade Bond Funds - 3.9%
Fidelity Series Investment Grade Bond Fund Class F	10,839,946	121,190,595
TOTAL BOND FUNDS (Cost $445,387,669)		444,617,033
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,898,977,504)		3,102,042,790
NET OTHER ASSETS (LIABILITIES) - 0.0%		(130,273)
NET ASSETS - 100%		$ 3,101,912,517
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $2,904,097,018. Net unrealized appreciation aggregated $197,945,772, of which $281,908,875 related to appreciated investment securities and $83,963,103 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K ® 2055 Fund

June 30, 2013

1.927059.102

FF-K-55-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.0%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund Class F (a)	3,193,251	$ 25,226,678
Domestic Equity Funds - 56.7%
Fidelity Blue Chip Growth Fund Class F	303,068	16,917,277
Fidelity Growth Company Fund Class F	203,421	21,365,267
Fidelity Series 100 Index Fund	529,084	5,613,577
Fidelity Series All-Sector Equity Fund Class F	1,822,048	24,032,810
Fidelity Series Equity Income Fund Class F	1,301,174	14,937,480
Fidelity Series Intrinsic Opportunities Fund Class F	937,508	11,334,477
Fidelity Series Large Cap Value Fund Class F	1,094,750	13,180,788
Fidelity Series Mega Cap Fund Class F	526,242	6,072,830
Fidelity Series Opportunistic Insights Fund Class F	952,461	10,762,809
Fidelity Series Real Estate Equity Fund Class F	209,885	2,673,933
Fidelity Series Small Cap Opportunities Fund Class F	500,652	6,353,272
Fidelity Series Stock Selector Large Cap Value Fund Class F	1,180,087	13,748,018
Fidelity Small Cap Growth Fund Class F	174,897	3,300,309
Fidelity Small Cap Value Fund Class F	176,384	3,326,595
TOTAL DOMESTIC EQUITY FUNDS		153,619,442
TOTAL DOMESTIC EQUITY FUNDS (Cost $170,248,857)		178,846,120
International Equity Funds - 23.6%

Developed International Equity Funds - 18.4%
Fidelity Series International Growth Fund Class F	1,820,434	22,591,589
Fidelity Series International Small Cap Fund Class F	331,888	4,583,376
Fidelity Series International Value Fund Class F	2,307,503	22,613,532
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		49,788,497

	Shares	Value
Emerging Markets Equity Funds - 5.2%
Fidelity Series Emerging Markets Fund Class F	912,371	$ 14,242,105
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $62,641,991)		64,030,602
Bond Funds - 10.4%

High Yield Bond Funds - 10.3%
Fidelity Series Emerging Markets Debt Fund Class F	195,957	1,994,846
Fidelity Series Floating Rate High Income Fund Class F	2,552	26,875
Fidelity Series High Income Fund Class F	2,461,522	25,058,291
Fidelity Series Real Estate Income Fund Class F	65,972	747,459
TOTAL HIGH YIELD BOND FUNDS		27,827,471
Investment Grade Bond Funds - 0.1%
Fidelity Series Investment Grade Bond Fund Class F	21,789	243,606
TOTAL BOND FUNDS (Cost $28,470,249)		28,071,077
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $261,361,097)		270,947,799
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,099)
NET ASSETS - 100%		$ 270,936,700
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $261,616,719. Net unrealized appreciation aggregated $9,331,080, of which $14,631,694 related to appreciated investment securities and $5,300,614 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® Income Fund

June 30, 2013

1.907100.103

FF-K-INC-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.1%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund Class F (a)	3,545,332	$ 28,008,126
Domestic Equity Funds - 13.3%
Fidelity Blue Chip Growth Fund Class F	401,894	22,433,749
Fidelity Growth Company Fund Class F	273,268	28,701,333
Fidelity Series 100 Index Fund	692,561	7,348,071
Fidelity Series All-Sector Equity Fund Class F	2,424,714	31,981,981
Fidelity Series Equity Income Fund Class F	1,786,284	20,506,543
Fidelity Series Intrinsic Opportunities Fund Class F	1,244,064	15,040,738
Fidelity Series Large Cap Value Fund Class F	1,527,865	18,395,494
Fidelity Series Mega Cap Fund Class F	649,827	7,498,998
Fidelity Series Opportunistic Insights Fund Class F	1,304,303	14,738,620
Fidelity Series Real Estate Equity Fund Class F	252,521	3,217,123
Fidelity Series Small Cap Opportunities Fund Class F	658,908	8,361,542
Fidelity Series Stock Selector Large Cap Value Fund Class F	1,718,021	20,014,946
Fidelity Small Cap Growth Fund Class F	232,637	4,389,851
Fidelity Small Cap Value Fund Class F	238,736	4,502,566
TOTAL DOMESTIC EQUITY FUNDS		207,131,555
TOTAL DOMESTIC EQUITY FUNDS (Cost $206,548,196)		235,139,681
International Equity Funds - 5.2%

Developed International Equity Funds - 4.1%
Fidelity Series International Growth Fund Class F	2,359,790	29,284,999
Fidelity Series International Small Cap Fund Class F	424,778	5,866,191
Fidelity Series International Value Fund Class F	2,968,768	29,093,924
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		64,245,114

	Shares	Value
Emerging Markets Equity Funds - 1.1%
Fidelity Series Emerging Markets Fund Class F	1,144,769	$ 17,869,848
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $74,284,725)		82,114,962
Bond Funds - 39.7%

High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F	758,910	7,725,703
Fidelity Series Floating Rate High Income Fund Class F	1,707,594	17,980,969
Fidelity Series High Income Fund Class F	7,547,743	76,836,027
Fidelity Series Real Estate Income Fund Class F	497,563	5,637,387
TOTAL HIGH YIELD BOND FUNDS		108,180,086
Inflation-Protected Bond Funds - 11.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,891,449	170,833,076
Investment Grade Bond Funds - 21.8%
Fidelity Series Investment Grade Bond Fund Class F	30,408,284	339,964,615
TOTAL BOND FUNDS (Cost $632,902,317)		618,977,777
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F 0.11% (b)	343,322,826	343,322,826
Fidelity Short-Term Bond Fund Class F	32,901,901	280,982,231
TOTAL SHORT-TERM FUNDS (Cost $622,494,729)		624,305,057
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,536,229,967)		1,560,537,477
NET OTHER ASSETS (LIABILITIES) - 0.0%		(65,698)
NET ASSETS - 100%		$ 1,560,471,779
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,538,150,594. Net unrealized appreciation aggregated $22,386,883, of which $49,731,124 related to appreciated investment securities and $27,344,241 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2013